                                                        OMB APPROVAL
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-02729

                         Short-Term Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Karen Dunn Kelley 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (713) 626-1919

                         Date of fiscal year end: 8/31

                       Date of reporting period: 11/30/08

Item 1.  Schedule of Investments.

                            LIQUID ASSETS PORTFOLIO
                              STIC PRIME PORTFOLIO
                               TREASURY PORTFOLIO
                         GOVERNMENT & AGENCY PORTFOLIO
                       GOVERNMENT TAXADVANTAGE PORTFOLIO
                        TAX-FREE CASH RESERVE PORTFOLIO

           Quarterly Schedule of Portfolio Holdings November 30, 2008

                         [Invesco Aim Logo Appears Here]
                                --servicemark--

invescoaim.com             STIT-QTR-1 11/08           Invesco Aim Advisors, Inc.

SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO
SCHEDULE OF INVESTMENTS
November 30, 2008
(Unaudited)

                                                                                                 PRINCIPAL
                                                                         INTEREST   MATURITY      AMOUNT
                                                                           RATE       DATE         (000)           VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER-49.02%(a)

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES-4.92%
   Amstel Funding Corp. (b)(c)                                               2.40%  12/11/08   $     28,000   $    27,981,334
   Amstel Funding Corp. (b)(c)                                               3.00%  01/12/09        150,000       149,475,000
   Amstel Funding Corp. (b)(c)                                               3.00%  01/13/09        150,000       149,462,500
   Amstel Funding Corp. (b)(c)                                               3.00%  02/13/09        250,000       248,458,333
   Amstel Funding Corp. (b)(c)                                               3.25%  01/20/09        300,000       298,645,833
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  874,023,000
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - FULLY SUPPORTED BANK-14.25%
   Concord Minutemen Capital Co., LLC-Series A, (Multi CEP's-Liberty
      Hampshire Co., LLC; agent) (b)                                         1.65%  12/18/08        200,000       199,844,167
   Concord Minutemen Capital Co., LLC-Series A, (Multi CEP's-Liberty
      Hampshire Co., LLC; agent) (b)                                         2.40%  01/14/09        200,000       199,413,333
   Crown Point Capital Co., LLC-Series A, (Multi CEP's-Liberty
      Hampshire Co., LLC; agent) (b)                                         1.55%  12/01/08         75,000        75,004,644
   Crown Point Capital Co., LLC-Series A, (Multi CEP's-Liberty
      Hampshire Co., LLC; agent) (b)                                         2.40%  01/15/09         50,000        49,850,000
   Crown Point Capital Co., LLC-Series A, (Multi CEP's-Liberty
      Hampshire Co., LLC; agent) (b)                                         3.50%  12/01/08        100,000        99,995,356
   Grampian Funding Ltd./LLC (CEP-HBOS PLC) (b)(c)                           2.28%  12/04/08        100,000        99,981,000
   Grampian Funding Ltd./LLC (CEP-HBOS PLC) (b)(c)                           3.20%  12/29/08        160,000       159,601,778
   Grampian Funding Ltd./LLC (CEP-HBOS PLC) (b)(c)                           3.45%  12/22/08        275,000       274,450,109
   Grampian Funding Ltd./LLC (CEP-HBOS PLC) (b)(c)                           4.00%  12/22/08        200,000       199,529,787
   Legacy Capital Co., LLC-Series A, (Multi CEP's-Liberty Hampshire
      Co., LLC; agent) (b)                                                   1.55%  12/02/08        135,000       134,994,187
   Legacy Capital Co., LLC-Series A, (Multi CEP's-Liberty Hampshire
      Co., LLC; agent) (b)                                                   2.30%  12/19/08        150,000       149,827,500
   Lexington Parker Capital Co., LLC (Multi CEP's-Liberty Hampshire
      Co., LLC; agent) (b)                                                   2.40%  01/16/09        105,000       104,678,000
   Lexington Parker Capital Co., LLC (Multi CEP's-Liberty Hampshire
      Co., LLC; agent) (b)                                                   2.40%  02/02/09        100,000        99,580,000
   Lexington Parker Capital Co., LLC (Multi CEP's-Liberty Hampshire
      Co., LLC; agent) (b)                                                   2.40%  02/03/09        100,000        99,573,333
   LMA Americas LLC (CEP-Credit Agricole S.A.) (b)(c)                        2.45%  01/12/09        100,000        99,714,167
   Matchpoint Master Trust-Series A, (CEP-BNP Paribas) (b)(c)                0.75%  12/01/08        100,000       100,000,000
   Matchpoint Master Trust-Series A, (CEP-BNP Paribas) (b)(c)                1.85%  01/06/09        103,000       102,809,450
   Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)                          2.00%  12/04/08         88,443        88,428,260
   Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)                          2.50%  01/14/09         95,000        94,709,722
   Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)                          2.75%  02/03/09        100,000        99,511,111
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                2,531,495,904
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-16.58%
   Atlantic Asset Securitization, LLC (b)                                    1.45%  01/02/09        121,000       120,844,044
   Atlantic Asset Securitization, LLC (b)                                    1.45%  01/16/09        150,000       149,722,083
   Atlantic Asset Securitization, LLC (b)                                    1.55%  01/07/09        150,000       149,761,042
   Barton Capital, LLC (b)                                                   1.57%  01/16/09        150,000       149,699,083
   Clipper Receivables Co., LLC (b)                                          1.25%  12/01/08        145,000       145,000,000
   Clipper Receivables Co., LLC (b)                                          2.00%  12/02/08        150,000       149,991,667
   Clipper Receivables Co., LLC (b)                                          2.80%  01/05/09        100,000        99,727,778
   Enterprise Funding Co., LLC (b)                                           1.45%  01/23/09        203,432       202,997,729
   Enterprise Funding Co., LLC (b)                                           1.45%  01/26/09        155,447       155,096,380
   Gemini Securitization Corp., LLC (b)                                      2.00%  02/05/09         75,000        74,725,000
   Gemini Securitization Corp., LLC (b)                                      2.45%  12/05/08        100,000        99,972,778
   Gemini Securitization Corp., LLC (b)                                      2.50%  12/22/08        100,000        99,854,167
   Mont Blanc Capital Corp. (b)(c)                                           1.20%  12/01/08         95,000        95,000,000
   Mont Blanc Capital Corp. (b)(c)                                           1.40%  12/18/08        197,706       197,575,294
   Sheffield Receivables Corp. (b)                                           1.55%  01/08/09        100,000        99,836,389
   Thames Asset Global Securitization No. 1, Inc. (b)(c)                     2.00%  02/25/09        103,911       103,414,536
   Thames Asset Global Securitization No. 1, Inc. (b)(c)                     2.15%  02/09/09        291,546       290,327,176
   Thames Asset Global Securitization No. 1, Inc. (b)(c)                     1.15%  12/09/08        150,000       149,961,667
   Tulip Funding Corp. (b)(c)                                                1.20%  12/01/08         99,000        99,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO

                                                                                                 PRINCIPAL
                                                                         INTEREST   MATURITY      AMOUNT
                                                                           RATE       DATE         (000)           VALUE
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-(CONTINUED)
   Victory Receivables Corp. (b)(c)                                          1.25%  12/11/08   $    100,000   $    99,965,278
   Victory Receivables Corp. (b)(c)                                          1.25%  12/12/08        212,840       212,758,707
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                2,945,230,798
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - SECURITIES-3.20%
   Aspen Funding Corp. (b)                                                   2.05%  01/09/09        100,000        99,777,917
   Cancara Asset Securitisation Ltd./LLC (b)(c)                              2.05%  01/15/09        125,000       124,679,687
   Cancara Asset Securitisation Ltd./LLC (b)(c)                              2.10%  01/21/09        200,000       199,405,000
   Tempo Finance Ltd./Corp. (b)(c)                                           1.60%  12/05/08        145,000       144,974,222
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  568,836,826
-----------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - TRADE RECEIVABLES-1.07%
   Eureka Securitization, Inc. (b)                                           1.50%  12/01/08        190,000       190,000,000
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-3.46%
   ABN-AMRO North America Finance Inc. (c)                                   1.42%  12/29/08        150,000       149,834,333
   Barclays US Funding LLC (c)                                               2.06%  01/13/09        100,000        99,753,945
   CALYON North America Inc. (c)                                             2.25%  02/05/09         69,248        68,962,352
   CALYON North America Inc. (c)                                             2.25%  02/09/09        100,000        99,562,500
   National Australia Funding Delaware Inc. (b)(c)                           2.80%  12/16/08        100,000        99,883,542
   Societe Generale North America, Inc. (c)                                  1.42%  12/29/08          1,700         1,698,122
   Unicredito Italiano Bank (Ireland) PLC (b)(c)                             2.74%  12/03/08         95,000        94,985,565
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  614,680,359
-----------------------------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-2.11%
   Metlife Short Term Funding, LLC (b)                                       2.91%  12/01/08        150,000       150,000,000
   Metlife Short Term Funding, LLC (b)                                       2.98%  12/31/08        100,000        99,751,667
   Metlife Short Term Funding, LLC (b)                                       1.45%  12/15/08        125,000       124,929,514
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  374,681,181
-----------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-0.56%
   General Electric Capital Corp.,-Series FDIC                               1.00%  12/10/08        100,000        99,975,000
-----------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-2.87%
   ANZ National (Int'l) Ltd. (b)(c)                                          2.59%  12/10/08        100,000        99,935,187
   Danske Corp. -Series A (b)(c)                                             1.89%  12/04/08        130,000       129,979,525
   Danske Corp. -Series A (b)(c)                                             2.23%  12/15/08        100,000       100,001,309
   Danske Corp. -Series A (b)(c)                                             2.80%  12/08/08         80,000        79,956,444
   Danske Corp. -Series A (b)(c)                                             2.82%  12/31/08        100,000        99,765,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  509,637,465
-----------------------------------------------------------------------------------------------------------------------------
      Total Commercial Paper (Cost $8,708,560,533)                                                              8,708,560,533
-----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-28.30%

DIVERSIFIED BANKS-20.98%
   ABN AMRO Bank N.V.                                                        1.74%  12/30/08        125,000       125,024,083
   ABN AMRO Bank N.V. (United Kingdom) (c)                                   3.18%  12/12/08        150,000       150,000,451
   Banco Bilbao Vizcaya Argentaria, S.A.                                     2.63%  03/09/09         85,000        85,002,293
   Banco Bilbao Vizcaya Argentaria, S.A.                                     2.71%  02/06/09        200,000       200,003,697
   Banco Bilbao Vizcaya Argentaria, S.A.                                     2.77%  12/11/08        150,000       150,000,414
   Banco Bilbao Vizcaya Argentaria, S.A.                                     2.84%  12/08/08        100,000       100,000,193
   Banco Bilbao Vizcaya Argentaria, S.A.                                     2.92%  12/17/08        100,000       100,000,439
   Banco Bilbao Vizcaya Argentaria, S.A.                                     3.09%  12/16/08        150,000       149,972,099
   Bank of Nova Scotia                                                       1.85%  01/26/09        150,000       150,002,325
   Bank of Scotland PLC                                                      2.86%  12/31/08        100,000       100,000,826
   Bank of Scotland PLC                                                      2.91%  12/31/08        150,000       150,000,826

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO

                                                                                                 PRINCIPAL
                                                                         INTEREST   MATURITY      AMOUNT
                                                                           RATE       DATE         (000)           VALUE
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)
   BNP Paribas                                                               2.11%  02/25/09   $    150,000   $   150,003,564
   BNP Paribas (d)                                                           2.31%  01/05/09        125,000       124,888,712
   BNP Paribas (United Kingdom) (c)                                          2.88%  12/12/08        150,000       150,000,454
   BNP Paribas                                                               2.89%  12/22/08        100,000       100,000,578
   CALYON S.A. (d)                                                           1.35%  12/22/08         42,000        41,993,297
   CALYON S.A. (United Kingdom) (c)                                          2.85%  02/09/09         75,000        75,000,000
   CALYON S.A. (d)                                                           3.07%  03/11/09        100,000       100,000,000
   CALYON S.A. (d)                                                           4.62%  01/16/09        220,000       220,308,891
   National Australia Bank Ltd. (United Kingdom) (c)                         2.82%  12/31/08        150,000       150,001,238
   National Australia Bank Ltd. (United Kingdom) (c)                         2.86%  12/22/08        100,000       100,000,578
   National Australia Bank Ltd. (United Kingdom) (c)                         2.88%  12/08/08        100,000       100,000,192
   National Australia Bank Ltd.                                              2.88%  12/17/08        100,000       100,000,439
   Rabobank Nederland (United Kingdom) (c)                                   3.01%  02/27/09         50,000        50,071,671
   Royal Bank of Canada                                                      2.66%  12/08/08         50,000        50,015,101
   Royal Bank of Canada                                                      2.72%  12/23/08        100,000       100,000,000
   Royal Bank of Canada                                                      2.78%  12/19/08        100,000       100,000,000
   Royal Bank of Scotland PLC (d)                                            1.88%  12/15/08        125,000       125,001,141
   Royal Bank of Scotland PLC                                                3.01%  12/30/08         45,000        45,014,087
   Societe Generale (d)                                                      1.43%  12/19/08        135,000       134,973,916
   Societe Generale (d)                                                      1.80%  02/24/09        150,000       150,000,000
   Wachovia Bank, N.A. (d)                                                   3.75%  01/27/09        100,000       100,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                3,727,281,505
-----------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS-7.32%
   Abbey National Treasury Services PLC (d)                                  1.83%  07/15/09        100,000       100,005,834
   Australia and New Zealand Banking Group, Ltd. (United Kingdom) (c)        2.98%  12/30/08        150,000       150,001,192
   Australia and New Zealand Banking Group, Ltd.                             3.05%  12/11/08        100,000       100,001,371
   Australia and New Zealand Banking Group, Ltd.                             3.06%  12/18/08        100,000       100,020,456
   Bank of Ireland                                                           3.01%  12/15/08         50,000        50,000,192
   HSBC Bank U.S.A. N.A.                                                     2.81%  12/11/08         50,000        50,000,000
   HSBC Bank U.S.A. N.A.                                                     2.91%  12/29/08        100,000       100,000,768
   Landesbank Baden-Wurttemberg                                              2.85%  12/09/08        200,000       200,000,331
   Landesbank Baden-Wurttemberg                                              2.87%  12/31/08        150,000       150,001,239
   Mitsubishi UFJ Trust & Banking Corp.                                      2.92%  12/08/08        100,000       100,000,000
   Svenska Handelsbanken A.B. (d)                                            2.52%  08/26/09        100,000       100,000,000
   Svenska Handelsbanken A.B. (d)                                            4.61%  07/08/09        100,000       100,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,300,031,383
-----------------------------------------------------------------------------------------------------------------------------
      Total Certificates of Deposit (Cost $5,027,312,888)                                                       5,027,312,888
-----------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES-10.69%
   Allstate Life Global Funding Trusts, Sr. Sec. Floating Rate MTN (d)       2.88%  12/08/08         60,000        60,000,915
   Bank of America Corp., Sr. Unsec. Floating Rate MTN (d)                   3.32%  03/24/09        239,910       239,898,738
   Bank of America N.A., Sr. Unsec. Global Floating Rate MTN (d)             1.48%  12/18/08        194,375       194,375,000
   Bank of America N.A., Sr. Unsec. Global Floating Rate MTN (d)             2.88%  12/18/08         73,100        73,061,187
   Bank of Ireland, Sr. Unsec. Gtd. Floating Rate MTN (c)(d)                 3.07%  12/19/08        231,750       231,785,867
   ING Bank N.V., Sr. Unsec. Floating Rate MTN (b)(c)(d)                     3.12%  09/16/09        100,000       100,000,000
   Rabobank Nederland, Series 1537A, Tranche 1, Sr. Unsec. Unsub.
      Floating Rate MTN (b)(c)(d)                                            4.77%  01/15/09        150,000       150,001,459
   Rabobank Nederland, Series 1576A, Tranche 1, Sr. Floating Rate MTN
      (b)(c)(d)                                                              4.21%  04/06/09        100,000        99,984,543
   Royal Bank of Canada, -Series C, Sr. Unsec. Floating Rate MTN
      (c)(d)                                                                 4.95%  07/15/09        150,000       150,000,000
   Toyota Motor Credit Corp., Series B, Floating Rate MTN (d)                1.03%  08/03/09        100,000       100,000,000
   Toyota Motor Credit Corp., Series B, Floating Rate MTN (d)                1.59%  02/06/09        100,000       100,000,000
   Wells Fargo Bank, N.A., Sr. Unsec. Floating Rate MTN (d)                  1.35%  09/08/09        200,000       200,000,000
   Westpac Banking Corp., Floating Rate MTN (b)(c)(d)                        2.86%  02/06/09        200,000       200,049,573
-----------------------------------------------------------------------------------------------------------------------------
      Total Medium-Term Notes (Cost $1,899,157,282)                                                             1,899,157,282
-----------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO

                                                                                                 PRINCIPAL
                                                                         INTEREST   MATURITY      AMOUNT
                                                                           RATE       DATE         (000)           VALUE
-----------------------------------------------------------------------------------------------------------------------------
TIME DEPOSITS-2.93%
   CALYON S.A. (Cayman Islands) (c)                                          0.86%  12/01/08   $    125,000   $   125,000,000
   Wells Fargo Bank, N.A. (Cayman Islands) (c)                               0.25%  12/01/08        395,635       395,635,441
-----------------------------------------------------------------------------------------------------------------------------
      Total Time Deposits (Cost $520,635,441)                                                                     520,635,441
-----------------------------------------------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-1.69%(e)
   Goldman Sachs Credit Partners L.P. (Acquired 08/01/08; Cost
      $150,000,000) (b)(f)                                                   1.82%        --        150,000       150,000,000
   Goldman Sachs Credit Partners L.P. (Acquired 08/29/08; Cost
      $150,000,000) (b)                                                      3.11%  02/25/09        150,000       150,000,000
-----------------------------------------------------------------------------------------------------------------------------
      Total Master Note Agreements (Cost $300,000,000)                                                            300,000,000
-----------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES-0.98%(g)

LETTER OF CREDIT ENHANCED-0.98%(h)
   Atlanticare Health Services, Inc.; Series 2003, Taxable Bonds
      (LOC-Wachovia Bank, N.A.)                                              4.00%  10/01/33            315           315,000
   Baltimore (City of), Maryland (Baltimore City Parking System
      Facilities); Series 2008, Ref. Taxable RB (LOC-Bank of America,
      N.A.)                                                                  1.50%  07/01/32         23,000        23,000,000
   Chattanooga (City of), Tennessee Industrial Development Board
      (BlueCross BlueShield of Tennessee Corporate Campus); Series
      2008, Taxable IDR (LOC-Bank of America, N.A.)                          1.80%  01/01/28         70,000        70,000,000
   JPV Capital LLC (Towers Partners, LLC/Rose Street Partners, LLC/515
      Michigan Street Partners, LLC), Series 1999-A, Taxable Notes
      (LOC- Wells Fargo Bank, N.A.)                                          1.70%  12/01/39         12,050        12,050,000
   Mississippi (State of) Development Bank (Harrison (County of));
      Series 2008 B, Ref. Taxable Special Obligation VRD GO Bonds
      (LOC-Bank of America, N.A.)                                            1.80%  10/01/31         16,365        16,365,000
   Newport News (City of), Virginia Economic Development Authority
      (Newport News Shipbuilding);
      Series 2000 A, Incremental Taxable RB (LOC-Wachovia Bank, N.A.)        3.50%  07/01/31             40            40,000
      Series 2000 B, Incremental Taxable RB (LOC-Wachovia Bank, N.A.)        3.55%  07/01/31            115           115,000
   NGSP, Inc.; Series 2006, Sec. Taxable RB (LOC-Bank of America,
      N.A.)                                                                  1.80%  06/01/46         52,350        52,350,000
-----------------------------------------------------------------------------------------------------------------------------
      Total Variable Rate Demand Notes (Cost $174,235,000)                                                        174,235,000
-----------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-0.85%

FEDERAL HOME LOAN BANK (FHLB)-0.85%
   Unsec. Floating Rate Bonds (Cost $150,000,000) (d)                        0.81%  04/03/09        150,000       150,000,000
-----------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENTS-0.65%
   MetLife Insurance Co. of Connecticut Floating Rate
      (Acquired 08/27/07; Cost $100,000,000) (b)(d)                          2.62%  09/25/09        100,000       100,000,000
   Metropolitan Life Insurance Co., Floating Rate (Acquired 09/13/07;
      Cost $10,000,000) (b)(d)                                               2.44%  02/28/09         10,000        10,000,000
   Metropolitan Life Insurance Co., Floating Rate (Acquired 09/13/07;
      Cost $5,000,000) (b)(d)                                                4.76%  02/18/09          5,000         5,000,000
-----------------------------------------------------------------------------------------------------------------------------
      Total Funding Agreements (Cost $115,000,000)                                                                115,000,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-95.11%
   (Cost $16,894,901,144)                                                                                      16,894,901,144
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                REPURCHASE
                                                                                                  AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-4.78%(i)
   Barclays Capital Inc., Joint agreement dated 11/28/08, aggregate maturing value $1,127,226,396 (collateralized by U.S. Government sponsored agency obligations valued at $1,149,747,574; 0%-6.25%,
      12/04/08-05/15/29)                                                     0.25%  12/01/08    284,748,327       284,742,395
   Barclays Capital Inc., Joint agreement dated 11/28/08, aggregate maturing value $2,619,608,489 (collateralized by U.S. Treasury obligations valued at $2,671,956,186; 0%-8.75%,
      12/26/08-04/15/29)                                                     0.20%  12/01/08    299,966,528       299,961,529
   Barclays Capital Inc., Joint agreement dated 11/28/08, aggregate maturing value $750,015,625 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,001; 6.00%,
      09/15/38-11/15/38)                                                     0.25%  12/01/08    229,826,520       229,821,732

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

LIQUID ASSETS PORTFOLIO

                                                                         INTEREST   MATURITY    REPURCHASE
                                                                           RATE       DATE        AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)(i)
   Citigroup Global Markets Inc., Joint agreement dated 11/28/08, aggregate maturing value $150,011,625 (collateralized by
      Corporate obligations valued at $157,500,000; 0%-6.04%,
      02/25/37-10/25/37)                                                     0.93%  12/01/08   $ 34,323,586   $    34,320,926
-----------------------------------------------------------------------------------------------------------------------------
   Total Repurchase Agreements (Cost $848,846,582)                                                                848,846,582
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.89% (Cost $17,743,747,726) (j)(k)                                                         17,743,747,726
OTHER ASSETS LESS LIABILITIES-0.11%                                                                                20,256,182
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                                                            $17,764,003,908
-----------------------------------------------------------------------------------------------------------------------------

Investment Abbreviations:

CEP    -- Credit Enhancement Provider
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
IDR    -- Industrial Development Revenue Bonds
LOC    -- Letter of Credit
MTN    -- Medium-Term Notes
Ref.   -- Refunding
RB     -- Revenue Bonds
Sec.   -- Secured
Sr.    -- Senior
Unsec. -- Unsecured
Unsub. -- Unsubordinated
VRD    -- Variable Rate Demand

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2008 was $9,153,809,856, which represented 51.53% of the Fund's Net Assets.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
     United Kingdom: 15.6%, Netherlands: 9.9%; other countries less than 5% each: 14.6%.

(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2008.

(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on November 30, 2008.

(f) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon thirty days prior written notice provided the last maturing advances under the note is paid in full, whether at maturity or on demand.

(g) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2008.

(h) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)  Principal amount equals value at period end. See Note 1E.

(j) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

ENTITIES   PERCENTAGE
---------------------
HBOS PLC          5.5%
---------------------

(k)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
November 30, 2008
(Unaudited)

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)         VALUE
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER-85.70%(a)

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES-6.21%
   Old Line Funding, LLC (b)                                                 1.05%  12/15/08   $  88,679   $   88,642,789
   Old Line Funding, LLC (b)                                                 1.45%  01/09/09     100,000       99,842,917
   Thunder Bay Funding, LLC (b)                                              1.17%  12/19/08      68,380       68,339,998
   Thunder Bay Funding, LLC (b)                                              1.50%  01/20/09      60,000       59,875,000
   Thunder Bay Funding, LLC (b)                                              1.50%  01/23/09      60,931       60,796,444
   Thunder Bay Funding, LLC (b)                                              3.25%  12/08/08      31,952       31,931,808
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              409,428,956
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - FULLY SUPPORTED BANK-19.27%
   Concord Minutemen Capital Co., LLC-Series A, (Multi CEP's-Liberty
      Hampshire Co., LLC; agent) (b)                                         2.30%  12/19/08      45,000       44,948,250
   Concord Minutemen Capital Co., LLC-Series A, (Multi CEP's-Liberty
      Hampshire Co., LLC; agent) (b)                                         2.40%  01/15/09      55,000       54,835,000
   Concord Minutemen Capital Co., LLC-Series A, (Multi CEP's-Liberty
      Hampshire Co., LLC; agent) (b)                                         4.00%  12/18/08     200,000      199,622,222
   Crown Point Capital Co., LLC-Series A, (Multi CEP's-Liberty
      Hampshire Co., LLC; agent) (b)                                         2.10%  12/19/08     200,000      199,790,000
   Crown Point Capital Co., LLC-Series A, (Multi CEP's-Liberty
      Hampshire Co., LLC; agent) (b)                                         2.40%  01/15/09      50,000       49,850,000
   Crown Point Capital Co., LLC-Series A, (Multi CEP's-Liberty
      Hampshire Co., LLC; agent) (b)                                         3.50%  12/01/08      75,000       75,000,000
   Legacy Capital Co., LLC-Series A, (Multi CEP's-Liberty Hampshire
      Co., LLC; agent) (b)                                                   2.10%  12/18/08      30,000       29,970,250
   Lexington Parker Capital Co., LLC (Multi CEP's-Liberty Hampshire
      Co., LLC; agent) (b)                                                   2.10%  12/17/08     100,000       99,906,667
   Lexington Parker Capital Co., LLC (Multi CEP's-Liberty Hampshire
      Co., LLC; agent) (b)                                                   2.40%  01/16/09      95,000       94,708,667
   Lexington Parker Capital Co., LLC (Multi CEP's-Liberty Hampshire
      Co., LLC; agent) (b)                                                   3.50%  12/03/08     100,000       99,980,556
   Long Lane Master Trust IV -Series A, (CEP-Bank of
      America, N.A.) (b)                                                     1.25%  12/08/08      23,087       23,081,389
   Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)                          2.50%  01/14/09     100,000       99,694,444
   Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)                          3.10%  12/08/08     200,000      199,879,444
-------------------------------------------------------------------------------------------------------------------------
                                                                                                            1,271,266,889
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - MULTI-PURPOSE-24.45%
   Amsterdam Funding Corp. (b)                                               1.45%  01/14/09      90,000       89,840,500
   Amsterdam Funding Corp. (b)                                               2.85%  12/04/08     100,000       99,976,250
   Atlantic Asset Securitization, LLC (b)                                    1.05%  12/17/08     100,000       99,953,333
   Atlantic Asset Securitization, LLC (b)                                    1.40%  01/06/09     150,000      149,790,000
   Barton Capital, LLC (b)                                                   1.45%  01/02/09      30,000       29,961,333
   Barton Capital, LLC (b)                                                   1.55%  01/08/09     175,000      174,713,681
   Chariot Funding, LLC/Ltd. (b)                                             1.05%  12/22/08     150,000      149,908,125
   Chariot Funding, LLC/Ltd. (b)                                             1.25%  12/05/08      50,000       49,993,055
   Chariot Funding, LLC/Ltd. (b)                                             1.40%  01/14/09      75,000       74,871,667
   Clipper Receivables Co., LLC (b)                                          2.80%  01/05/09     100,000       99,727,778
   Enterprise Funding Co., LLC (b)                                           1.00%  12/19/08      44,925       44,902,537
   Falcon Asset Securitization Corp. (b)                                     1.40%  01/16/09      41,122       41,048,437
   Gemini Securitization Corp., LLC (b)                                      1.25%  12/19/08      40,000       39,975,000
   Gemini Securitization Corp., LLC (b)                                      1.45%  12/09/08     100,000       99,967,778
   Gemini Securitization Corp., LLC (b)                                      1.60%  01/09/09      44,000       43,923,733
   Gemini Securitization Corp., LLC (b)                                      2.00%  01/05/09      70,000       69,863,889
   Gemini Securitization Corp., LLC (b)                                      2.90%  12/22/08      50,000       49,915,417
   Ranger Funding Co., LLC (b)                                               3.20%  12/09/08      30,000       29,978,667
   Sheffield Receivables Corp. (b)                                           1.60%  01/06/09      50,000       49,920,000
   Yorktown Capital, LLC (b)                                                 3.20%  12/09/08      30,000       29,978,667
   Yorktown Capital, LLC (b)                                                 3.60%  12/01/08      94,751       94,751,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                            1,612,960,847
-------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY    AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - SECURITIES-9.46%
   Aspen Funding Corp. (b)                                                   0.90%  12/02/08   $ 100,000   $   99,997,500
   Aspen Funding Corp. (b)                                                   1.30%  12/17/08      50,000       49,974,518
   Aspen Funding Corp. (b)                                                   2.00%  01/12/09     100,000       99,766,667
   Aspen Funding Corp. (b)                                                   3.75%  12/17/08      50,000       49,913,259
   Newport Funding Corp. (b)                                                 1.00%  12/01/08     100,000      100,000,000
   Newport Funding Corp. (b)                                                 1.30%  12/17/08      50,000       49,975,200
   Newport Funding Corp. (b)                                                 1.90%  01/15/09      50,000       49,881,250
   Newport Funding Corp. (b)                                                 2.00%  01/13/09      50,000       49,880,556
   Newport Funding Corp. (b)                                                 3.75%  12/17/08      75,000       74,870,911
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              624,259,861
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-1.49%
   Caterpillar Financial Services Corp.                                      0.70%  12/10/08      48,100       48,091,582
   Caterpillar Financial Services Corp.                                      0.70%  12/11/08      50,000       49,990,278
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               98,081,860
-------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-12.84%
   American Honda Finance Corp.                                              1.70%  12/19/08      20,000       19,983,000
   American Honda Finance Corp.                                              2.22%  12/05/08      63,500       63,484,337
   American Honda Finance Corp.                                              2.25%  12/12/08      50,000       49,965,625
   American Honda Finance Corp.                                              2.40%  01/07/09      85,000       84,790,358
   American Honda Finance Corp.                                              2.42%  01/07/09      30,000       29,925,359
   HSBC Finance Corp.                                                        2.00%  12/04/08     150,000      149,975,000
   HSBC Finance Corp.                                                        2.00%  01/20/09     150,000      149,583,333
   Toyota Motor Credit Corp.                                                 1.45%  12/19/08      60,000       59,956,500
   Toyota Motor Credit Corp.                                                 2.10%  01/22/09     100,000       99,696,667
   Toyota Motor Credit Corp.                                                 2.45%  12/12/08      90,000       89,932,625
   Toyota Motor Credit Corp.                                                 2.90%  12/08/08      50,000       49,971,805
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              847,264,609
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS-1.22%
   Procter & Gamble International Funding S.C.A. (b)                         0.75%  12/04/08      26,500       26,498,344
   Procter & Gamble International Funding S.C.A. (b)                         0.75%  12/11/08      24,000       23,995,000
   Procter & Gamble International Funding S.C.A. (b)                         1.05%  01/16/09      30,000       29,959,750
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               80,453,094
-------------------------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-5.64%
   Metlife Short Term Funding, LLC (b)                                       1.40%  12/22/08     100,000       99,918,333
   Metlife Short Term Funding, LLC (b)                                       1.45%  12/15/08     100,000       99,943,611
   Metlife Short Term Funding, LLC (b)                                       2.40%  12/03/08     100,000       99,986,667
   New York Life Capital Corp. (b)                                           1.15%  12/01/08      72,400       72,400,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              372,248,611
-------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-4.54%
   General Electric Capital Corp.                                            1.95%  12/19/08     100,000       99,902,500
   General Electric Capital Services Inc.                                    1.60%  01/23/09     100,000       99,764,444
   General Electric Capital Services Inc.                                    3.56%  12/16/08     100,000       99,851,667
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              299,518,611
-------------------------------------------------------------------------------------------------------------------------
SOFT DRINKS-0.58%
   Coca-Cola Co.                                                             1.80%  12/02/08      38,030       38,028,098
-------------------------------------------------------------------------------------------------------------------------
      Total Commercial Paper (Cost $5,653,511,436)                                                          5,653,511,436
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-85.70%
   (Cost $5,653,511,436)                                                                                    5,653,511,436
-------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

STIC PRIME PORTFOLIO


                                                                         INTEREST   MATURITY    REPURCHASE
                                                                           RATE       DATE        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-15.97%(c)
   Barclays Capital Inc., Joint agreement dated 11/28/08, aggregate maturing value $750,015,625 (collateralized by U.S. Government sponsored agency obligations valued at $765,000,001; 6%,
      09/15/38-11/15/38)                                                     0.25%  12/01/08   $186,378,053   $  186,374,170
   Deutsche Bank Securities Inc., Joint agreement dated 11/28/08, aggregate maturing value $500,012,500 (collateralized by U.S.
      Government sponsored agency obligations valued at $510,000,000;
      4.60%-5.97%, 03/01/35-08/01/38)                                        0.30%  12/01/08    416,971,464      416,961,040
   RBC Capital Markets Corp., Agreement dated 11/26/08, maturing value
      $250,015,625 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,593; 4.01%-5.62%,
      02/01/36-11/01/38)                                                     0.45%  12/01/08    250,015,625      250,000,000
   Societe Generale, Agreement dated 11/26/08, maturing value
      $200,012,500 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 5.00%-6.50%,
      03/01/34-10/01/36)                                                     0.45%  12/01/08    200,012,500      200,000,000
----------------------------------------------------------------------------------------------------------------------------
   Total Repurchase Agreements (Cost $1,053,335,210)                                                           1,053,335,210
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-101.67%
   (Cost $6,706,846,646) (d)(e)                                                                                6,706,846,646
OTHER ASSETS LESS LIABILITIES-(1.67)%                                                                           (110,032,872)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                                                            $6,596,813,774
----------------------------------------------------------------------------------------------------------------------------

Investment Abbreviations:

CEP -- Credit Enhancement Provider

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2008 was $4,370,618,258, which represented 66.25% of the Fund's Net Assets.

(c)  Principal amount equals value at period end. See Note 1E.

(d)  Also represents cost for federal income tax purposes.

(e) Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer's obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
November 30, 2008
(Unaudited)

                                                                                                  PRINCIPAL
                                                                         INTEREST   MATURITY       AMOUNT
                                                                           RATE       DATE          (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES-56.14%

U.S. TREASURY BILLS-55.02%(a)
   U.S. Treasury Bills                                                       0.30%  12/04/08   $      100,000   $   100,001,356
   U.S. Treasury Bills                                                       0.32%  12/04/08           50,000        50,000,539
   U.S. Treasury Bills                                                       0.65%  12/04/08          250,000       249,991,253
   U.S. Treasury Bills                                                       1.94%  12/04/08          200,000       199,957,154
   U.S. Treasury Bills                                                       0.65%  12/11/08          150,000       149,974,660
   U.S. Treasury Bills                                                       0.73%  12/11/08          150,000       149,970,659
   U.S. Treasury Bills                                                       0.93%  12/11/08          250,000       249,934,473
   U.S. Treasury Bills                                                       1.08%  12/11/08          150,000       149,953,159
   U.S. Treasury Bills                                                       0.50%  12/18/08           87,725        87,705,046
   U.S. Treasury Bills                                                       0.55%  12/18/08          150,000       149,961,923
   U.S. Treasury Bills                                                       0.68%  12/18/08          250,000       249,919,451
   U.S. Treasury Bills                                                       0.75%  12/18/08          250,000       249,910,148
   U.S. Treasury Bills                                                       0.42%  01/02/09          300,000       299,891,451
   U.S. Treasury Bills                                                       0.52%  01/02/09          300,000       299,861,842
   U.S. Treasury Bills                                                       0.70%  01/02/09          400,000       399,750,338
   U.S. Treasury Bills                                                       0.95%  01/02/09          200,000       199,827,614
   U.S. Treasury Bills                                                       0.55%  01/08/09          500,000       499,727,066
   U.S. Treasury Bills                                                       0.75%  01/08/09          350,000       349,731,164
   U.S. Treasury Bills                                                       1.00%  01/08/09          120,000       119,874,492
   U.S. Treasury Bills                                                       1.28%  01/08/09          250,000       249,660,742
   U.S. Treasury Bills                                                       1.30%  01/08/09          250,000       249,654,770
   U.S. Treasury Bills                                                       1.65%  01/08/09          250,000       249,558,097
   U.S. Treasury Bills                                                       1.67%  01/08/09          500,000       499,104,804
   U.S. Treasury Bills                                                       1.72%  01/08/09          100,000        99,814,905
   U.S. Treasury Bills                                                       0.35%  01/15/09           80,000        79,968,494
   U.S. Treasury Bills                                                       0.45%  01/15/09          250,000       249,868,903
   U.S. Treasury Bills                                                       0.97%  01/15/09          200,000       199,759,336
   U.S. Treasury Bills                                                       1.10%  01/15/09          250,000       249,656,737
   U.S. Treasury Bills                                                       1.73%  01/15/09          200,000       199,561,010
   U.S. Treasury Bills                                                       1.92%  01/15/09          200,000       199,511,395
   U.S. Treasury Bills                                                       0.42%  01/22/09          300,000       299,823,361
   U.S. Treasury Bills                                                       0.98%  01/22/09          400,000       399,427,117
   U.S. Treasury Bills                                                       1.24%  01/29/09          150,000       149,697,943
   U.S. Treasury Bills                                                       1.90%  01/29/09          150,000       149,529,034
   U.S. Treasury Bills                                                       1.84%  02/12/09          150,000       149,438,985
   U.S. Treasury Bills                                                       1.85%  02/12/09          150,000       149,437,423
   U.S. Treasury Bills                                                       1.85%  02/19/09          150,000       149,383,646
   U.S. Treasury Bills                                                       1.88%  02/19/09          150,000       149,371,687
   U.S. Treasury Bills                                                       1.28%  02/26/09          200,000       199,385,786
   U.S. Treasury Bills                                                       1.90%  02/26/09          200,000       199,076,976
   U.S. Treasury Bills                                                       1.91%  02/26/09          150,000       149,305,507
   U.S. Treasury Bills                                                       1.05%  03/05/09          300,000       299,181,071
   U.S. Treasury Bills                                                       1.10%  03/05/09          300,000       299,141,068
   U.S. Treasury Bills                                                       1.19%  03/05/09          300,000       299,069,063
   U.S. Treasury Bills                                                       1.94%  03/05/09          200,000       198,979,614
   U.S. Treasury Bills                                                       1.93%  03/12/09          200,000       198,917,336
   U.S. Treasury Bills                                                       1.14%  04/02/09          100,000        99,613,667
   U.S. Treasury Bills                                                       1.15%  04/09/09          100,000        99,587,917
   U.S. Treasury Bills                                                       0.30%  04/16/09          300,000       299,668,741
   U.S. Treasury Bills                                                       1.03%  04/16/09          100,000        99,607,248
   U.S. Treasury Bills                                                       1.55%  04/23/09          100,000        99,384,865
   U.S. Treasury Bills                                                       1.75%  04/23/09          100,000        99,304,302

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO

                                                                                                  PRINCIPAL
                                                                         INTEREST   MATURITY       AMOUNT
                                                                           RATE       DATE          (000)            VALUE
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS(a)-(CONTINUED)
   U.S. Treasury Bills                                                       0.74%  04/29/09   $      300,000   $   299,083,425
   U.S. Treasury Bills                                                       1.28%  04/29/09          100,000        99,467,964
   U.S. Treasury Bills                                                       0.96%  05/07/09          100,000        99,581,570
   U.S. Treasury Bills                                                       1.04%  05/07/09          100,000        99,544,027
   U.S. Treasury Bills                                                       0.87%  05/15/09          200,000       199,198,747
   U.S. Treasury Bills                                                       0.90%  05/15/09          200,000       199,175,087
   U.S. Treasury Bills                                                       0.99%  05/15/09          100,000        99,545,791
   U.S. Treasury Bills                                                       0.63%  06/04/09          250,000       249,194,335
   U.S. Treasury Bills                                                       1.15%  06/04/09          100,000        99,407,609
   U.S. Treasury Bills                                                       1.17%  06/04/09          150,000       149,096,219
   U.S. Treasury Bills                                                       0.71%  07/02/09          250,000       248,945,779
   U.S. Treasury Bills                                                       0.73%  07/02/09          150,000       149,353,581
   U.S. Treasury Bills                                                       0.95%  07/02/09          150,000       149,156,936
   U.S. Treasury Bills                                                       1.00%  07/02/09          250,000       248,520,237
   U.S. Treasury Bills                                                       1.33%  07/02/09          100,000        99,210,703
   U.S. Treasury Bills                                                       1.44%  07/30/09          150,000       148,554,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 13,605,431,348
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES-1.12%
   U.S. Treasury Notes                                                       4.50%  04/30/09          125,000       126,299,590
   U.S. Treasury Notes                                                       3.88%  05/15/09          150,000       151,242,656
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    277,542,246
-------------------------------------------------------------------------------------------------------------------------------
     Total U.S. Treasury Securities (Cost $13,882,973,594)                                                       13,882,973,594
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-56.14%
   (Cost $13,882,973,594)                                                                                        13,882,973,594
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                 REPURCHASE
                                                                                                   AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-43.90%(b)
   Banc of America Securities LLC, Agreement dated 11/28/08, maturing value $150,001,875 (collateralized by U.S. Treasury obligations
      valued at $153,000,089; 0%-2.38%, 01/22/09-01/15/25)                   0.15%  12/01/08      150,001,875       150,000,000
   Banc of America Securities LLC, Agreement dated 11/28/08, maturing value $555,010,175 (collateralized by U.S. Treasury obligations
      valued at $566,100,065; 0%-4.63%, 01/22/09-02/15/17)                   0.22%  12/01/08      555,010,175       555,000,000
   Barclays Capital Inc., Joint agreement dated 11/28/08, aggregate maturing value $2,619,608,489 (collateralized by U.S. Treasury obligations valued at $2,671,956,186; 0%-8.75%;
      12/26/08-04/15/29)                                                     0.20%  12/01/08    2,319,641,961     2,319,603,301
   BNP Paribas Securities Corp., Agreement dated 11/28/08, maturing value $855,041,563 (collateralized by U.S. Treasury obligations
      valued at $872,100,043; 1.75%-3.63%, 07/15/12-04/15/28)                0.35%  12/01/08      855,041,563       855,000,000
   CIBC World Markets, Inc., Agreement dated 11/28/08, maturing value
      $100,004,167 (collateralized by U.S. Treasury obligations valued
      at $102,566,600; 0%-8.88%, 02/28/09-05/15/38)                          0.30%  12/01/08      100,004,167       100,000,000
   Credit Suisse Securities (USA) LLC, Agreement dated 11/28/08, maturing value $625,013,021 (collateralized by U.S. Treasury obligations valued at $637,505,146; 4.50%-5.00%,
      05/31/09-05/15/37)                                                     0.25%  12/01/08      625,013,021       625,000,000
   Deutsche Bank Securities Inc., Agreement dated 11/28/08, maturing value $2,500,052,083 (collateralized by U.S. Treasury
      obligations valued at $2,550,000,071; 0%-8.88%,
      12/04/08-02/15/19)                                                     0.25%  12/01/08    2,500,052,083     2,500,000,000
   Greenwich Capital Markets, Inc., Agreement dated 11/28/08, maturing value $250,012,153 (collateralized by U.S. Treasury obligations
      valued at $255,002,058; 2.38%-3.63%, 01/15/27-04/15/28)                0.35%  12/01/08      250,012,153       250,000,000
   HSBC Securities (USA) Inc., Agreement dated 11/28/08, maturing value $750,036,458 (collateralized by U.S. Treasury obligations
      valued at $765,001,772; 0%-7.88%, 01/15/09-05/15/38)                   0.35%  12/01/08      750,036,458       750,000,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TREASURY PORTFOLIO

                                                                         INTEREST   MATURITY     REPURCHASE
                                                                           RATE       DATE         AMOUNT            VALUE
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS(b)-(CONTINUED)
   JPMorgan Securities Inc., Agreement dated 11/28/08, maturing value
      $1,500,025,000 (collateralized by U.S. Treasury obligations
      valued at $1,530,006,419; 2.00%-8.13%, 05/15/09-11/15/24)              0.20%  12/01/08   $1,500,025,000   $ 1,500,000,000
   Morgan Stanley, Agreement dated 11/28/08, maturing value
      $350,004,375 (collateralized by U.S. Treasury obligations valued
      at $358,483,387; 3.63%, 04/15/28)                                      0.15%  12/01/08      350,004,375       350,000,000
   Societe Generale, Agreement dated 11/28/08, maturing value
      $800,038,889 (collateralized by U.S. Treasury obligations valued
      at $816,000,002; 1.75%-5.38%, 10/31/09-02/15/31)                       0.35%  12/01/08      800,038,889       800,000,000
   UBS Securities LLC, Agreement dated 11/28/08, maturing value
      $100,001,833 (collateralized by U.S. Treasury obligations valued
      at $102,002,475; 0%, 02/15/12-08/15/33)                                0.22%  12/01/08      100,001,833       100,000,000
-------------------------------------------------------------------------------------------------------------------------------
      Total Repurchase Agreements (Cost $10,854,603,301)                                                         10,854,603,301
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-100.04% (Cost $24,737,576,895)(c)                                                              24,737,576,895
OTHER ASSETS LESS LIABILITIES-(0.04)%                                                                               (10,470,717)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                                                              $24,727,106,178
-------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments:

(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)  Principal amount equals value at period end. See Note 1E.

(c)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO
SCHEDULE OF INVESTMENTS
November 30, 2008
(Unaudited)

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-69.42%

FEDERAL FARM CREDIT BANK (FFCB)-7.30%
   Floating Rate Bonds (a)                                                   1.07%  01/14/09    $100,000   $   99,998,813
   Floating Rate Bonds (a)                                                   1.04%  03/17/09      75,000       75,000,000
   Floating Rate Bonds (a)                                                   1.70%  05/19/09     140,000      140,000,000
   Floating Rate Bonds (a)                                                   1.53%  08/28/09      40,000       40,000,000
   Floating Rate Bonds (a)                                                   2.00%  11/12/09     125,000      125,000,000
   Floating Rate Bonds (a)                                                   1.85%  11/20/09      50,000       50,000,000
   Floating Rate Bonds (a)                                                   1.03%  12/21/09      75,000       75,000,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              604,998,813
-------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-33.20%
   Unsec. Bonds                                                              2.25%  02/09/09      35,000       35,074,021
   Unsec. Bonds                                                              2.90%  02/27/09      60,000       60,000,000
   Unsec. Bonds                                                              2.85%  03/04/09     100,000      100,000,000
   Unsec. Bonds                                                              2.38%  03/10/09      15,000       15,006,270
   Unsec. Bonds                                                              3.25%  03/30/09      60,000       60,000,000
   Unsec. Bonds                                                              3.24%  04/03/09      70,000       70,022,140
   Unsec. Bonds                                                              2.36%  05/05/09     100,000      100,000,000
   Unsec. Bonds                                                              2.38%  05/13/09      43,190       43,129,685
   Unsec. Disc. Notes (b)                                                    0.10%  12/01/08      15,000       15,000,000
   Unsec. Disc. Notes (b)                                                    2.80%  12/17/08     100,000       99,875,556
   Unsec. Disc. Notes (b)                                                    2.80%  12/26/08     150,000      149,708,333
   Unsec. Disc. Notes (b)                                                    1.10%  03/02/09      90,000       89,750,431
   Unsec. Disc. Notes (b)                                                    2.05%  03/02/09      15,000       14,921,591
   Unsec. Disc. Notes (b)                                                    2.54%  04/13/09      50,000       49,531,591
   Unsec. Disc. Notes (b)                                                    3.10%  04/13/09      50,000       49,426,575
   Unsec. Disc. Notes (b)                                                    2.50%  04/14/09     140,000      138,697,222
   Unsec. Disc. Notes (b)                                                    3.00%  04/21/09      75,000       74,118,750
   Unsec. Disc. Notes (b)                                                    2.00%  05/04/09      50,000       49,572,222
   Unsec. Disc. Notes (b)                                                    1.50%  05/11/09      75,000       74,496,875
   Unsec. Disc. Notes (b)                                                    1.80%  05/13/09      80,800       80,141,480
   Unsec. Floating Rate Bonds (a)                                            0.79%  12/12/08      25,000       25,000,000
   Unsec. Floating Rate Bonds (a)                                            1.03%  01/30/09     150,000      150,000,000
   Unsec. Floating Rate Bonds (a)                                            1.11%  02/13/09      75,000       75,000,000
   Unsec. Floating Rate Bonds (a)                                            1.32%  02/17/09      95,000       95,000,000
   Unsec. Floating Rate Bonds (a)                                            1.97%  02/27/09      75,000       75,007,732
   Unsec. Floating Rate Bonds (a)                                            0.80%  03/20/09     100,000      100,000,000
   Unsec. Floating Rate Bonds (a)                                            3.31%  03/26/09     100,000      100,000,000
   Unsec. Floating Rate Bonds (a)                                            0.79%  03/27/09     100,000      100,000,000
   Unsec. Floating Rate Bonds (a)                                            1.78%  04/01/09      75,000       75,000,000
   Unsec. Floating Rate Bonds (a)                                            1.21%  06/10/09      75,000       75,000,000
   Unsec. Floating Rate Bonds (a)                                            2.36%  11/18/09      75,000       75,000,000
   Unsec. Floating Rate Global Bonds (a)                                     0.77%  02/19/09      75,000       75,000,000
   Unsec. Floating Rate Global Bonds (a)                                     1.98%  05/27/09     132,000      132,022,107
   Unsec. Floating Rate Global Bonds (a)                                     2.82%  09/10/09      80,000       80,000,000
   Unsec. Floating Rate Global Bonds (a)                                     1.31%  12/23/09      50,000       49,935,606
   Unsec. Floating Rate Global Bonds (a)                                     1.35%  12/28/09     100,000       99,968,842
-------------------------------------------------------------------------------------------------------------------------
                                                                                                            2,750,407,029
-------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)           VALUE
-------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)-16.18%
   Sr. Unsec. Disc. Notes (b)                                              2.70%    12/23/08    $ 25,000   $   24,958,750
   Sr. Unsec. Disc. Notes (b)                                              2.23%    12/30/08      25,000       24,955,090
   Sr. Unsec. Disc. Notes (b)                                              2.00%    01/05/09      50,000       49,902,778
   Sr. Unsec. Disc. Notes (b)                                              1.95%    01/12/09     150,000      149,658,918
   Sr. Unsec. Disc. Notes (b)                                              2.07%    01/12/09      30,000       29,927,347
   Sr. Unsec. Disc. Notes (b)                                              1.00%    02/09/09     100,155       99,961,462
   Sr. Unsec. Disc. Notes (b)                                              1.65%    02/09/09      50,000       49,838,376
   Sr. Unsec. Disc. Notes (b)                                              2.60%    02/18/09     100,000       99,429,444
   Sr. Unsec. Disc. Notes (b)                                              1.09%    03/02/09     100,000       99,724,472
   Sr. Unsec. Disc. Notes (b)                                              0.92%    03/03/09     100,000       99,764,889
   Sr. Unsec. Disc. Notes (b)                                              1.15%    03/06/09      50,000       49,848,264
   Sr. Unsec. Disc. Notes (b)                                              1.20%    03/18/09      25,000       24,910,833
   Sr. Unsec. Disc. Notes (b)                                              1.15%    03/24/09      93,000       92,664,296
   Sr. Unsec. Disc. Notes (b)                                              3.05%    03/30/09      46,964       46,490,512
   Sr. Unsec. Floating Rate Medium-Term Notes (a)                          3.31%    12/26/08     100,000       99,995,236
   Unsec. Disc. Notes (b)                                                  2.60%    04/13/09      75,000       74,279,583
   Unsec. Disc. Notes (b)                                                  2.05%    06/23/09      50,000       49,419,167
   Unsec. Floating Rate Global Notes (a)                                   1.69%    10/08/09      75,000       74,918,363
   Unsec. Floating Rate Global Notes (a)                                   1.32%    12/16/09     100,000       99,616,181
-------------------------------------------------------------------------------------------------------------------------
                                                                                                            1,340,263,961
-------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-12.74%
   Sr. Unsec. Disc. Notes (b)                                              2.69%    12/22/08      55,000       54,913,696
   Sr. Unsec. Disc. Notes (b)                                              2.75%    12/24/08      90,000       89,841,875
   Sr. Unsec. Disc. Notes (b)                                              2.21%    12/29/08      55,000       54,905,461
   Sr. Unsec. Disc. Notes (b)                                              2.00%    01/20/09      70,000       69,805,556
   Sr. Unsec. Disc. Notes (b)                                              1.95%    01/26/09     100,000       99,696,667
   Sr. Unsec. Disc. Notes (b)                                              1.88%    01/30/09      25,000       24,921,667
   Sr. Unsec. Disc. Notes (b)                                              0.75%    02/02/09     200,000      199,737,500
   Sr. Unsec. Disc. Notes (b)                                              1.00%    02/09/09      50,119       50,021,059
   Sr. Unsec. Disc. Notes (b)                                              0.95%    03/11/09      35,000       34,907,639
   Sr. Unsec. Disc. Notes (b)                                              1.20%    03/16/09     100,000       99,650,000
   Unsec. Disc. Notes (b)                                                  2.10%    04/08/09     150,000      148,880,000
   Unsec. Disc. Notes (b)                                                  2.33%    05/01/09      30,000       29,706,808
   Unsec. Disc. Notes (b)                                                  3.20%    10/07/09      50,000       48,622,222
   Unsec. Floating Rate Notes (a)                                          3.64%    10/27/09      50,000       50,000,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                            1,055,610,150
-------------------------------------------------------------------------------------------------------------------------
   Total U.S. Government Sponsored Agency Securities
      (Cost $5,751,279,953)                                                                                 5,751,279,953
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding Repurchase Agreements)-69.42%
   (Cost $5,751,279,953)                                                                                    5,751,279,953
-------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

GOVERNMENT & AGENCY PORTFOLIO

                                                                         INTEREST   MATURITY    REPURCHASE
                                                                           RATE       DATE        AMOUNT           VALUE
----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-30.60%(c)
   Banc of America Securities LLC, Joint agreement dated 11/28/08, aggregate maturing value $250,005,208 (collateralized by U.S.
      Government sponsored agency obligations valued at $255,000,115;
      0%-6.24%, 12/05/08-07/15/45)                                        0.25%     12/01/08   $175,003,646   $  175,000,000
   Barclays Capital Inc., Joint agreement dated 11/28/08, aggregate maturing value $1,127,226,396 (collateralized by U.S. Government sponsored agency obligations valued at $1,149,747,574; 0%-6.25%,
      12/04/08-05/15/29)                                                  0.25%     12/01/08    760,453,360      760,437,518
   BNP Paribas Securities Corp., Agreement dated 11/26/08, maturing value $250,013,889 (collateralized by U.S. Government sponsored agency obligations valued at $255,002,941; 0%-6.00%,
      01/15/09-05/04/37)                                                  0.40%     12/01/08    250,013,889      250,000,000
   Deutsche Bank Securities Inc., Agreement dated 11/28/08, maturing value $150,003,125 (collateralized by U.S. Government sponsored agency obligations valued at $153,000,865; 0%-7.63%,
      12/19/08-10/28/11)                                                  0.25%     12/01/08    150,003,125      150,000,000
   HSBC Securities (USA) Inc., Agreement dated 11/26/08, maturing value $350,019,444 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,337; 0%-10.70%,
      01/15/09-04/15/42)                                                  0.40%     12/01/08    350,019,444      350,000,000
   RBC Capital Markets Corp., Agreement dated 11/26/08, maturing value
      $250,013,889 (collateralized by U.S. Government sponsored agency
      obligations valued at $255,000,000; 0%-6.88%, 12/06/09-05/09/22)    0.40%     12/01/08    250,013,889      250,000,000
   Societe Generale, Agreement dated 11/26/08, maturing value
      $500,027,778 (collateralized by U.S. Government sponsored agency
      obligations valued at $510,000,363; 0%-4.75%, 02/02/09-06/15/10)    0.40%     12/01/08    500,027,778      500,000,000
   UBS Securities LLC, Agreement dated 11/28/08, maturing value
      $100,002,083 (collateralized by U.S. Government sponsored agency
      obligations valued at $102,002,945; 0%, 04/30/10-04/18/17)          0.25%     12/01/08    100,002,083      100,000,000
----------------------------------------------------------------------------------------------------------------------------
      Total Repurchase Agreements (Cost $2,535,437,518)                                                        2,535,437,518
----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-100.02%
   (Cost $8,286,717,471) (d)                                                                                   8,286,717,471
OTHER ASSETS LESS LIABILITIES-(0.02)%                                                                             (1,669,694)
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                                                            $8,285,047,777
----------------------------------------------------------------------------------------------------------------------------

Investment Abbreviations:

Disc.  -- Discounted
Sr.    -- Senior
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2008.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)  Principal amount equals value at period end. See Note 1E.

(d)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

GOVERNMENT TAXADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS
November 30, 2008
(Unaudited)

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)         VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AGENCY SECURITIES-99.86%

FEDERAL FARM CREDIT BANK (FFCB)-20.59%
   Floating Rate Bonds (a)                                                   1.04%  03/17/09   $  45,000   $ 44,983,307
   Floating Rate Bonds (a)                                                   1.70%  05/19/09      10,000     10,000,000
   Floating Rate Bonds (a)                                                   2.00%  11/12/09      10,000     10,000,000
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             64,983,307
-----------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (FHLB)-79.27%
   Unsec. Bonds                                                              5.00%  02/04/09       5,000      5,023,517
   Unsec. Bonds                                                              2.25%  02/09/09       3,900      3,908,248
   Unsec. Bonds                                                              2.90%  02/27/09      20,000     20,000,000
   Unsec. Bonds                                                              2.85%  03/04/09      10,000     10,000,000
   Unsec. Disc. Notes (b)                                                    0.10%  12/01/08      65,000     65,000,069
   Unsec. Disc. Notes (b)                                                    0.40%  12/01/08       4,400      4,399,931
   Unsec. Disc. Notes (b)                                                    0.20%  12/02/08      19,000     18,999,895
   Unsec. Disc. Notes (b)                                                    0.20%  12/10/08       5,707      5,706,715
   Unsec. Disc. Notes (b)                                                    0.55%  01/05/09       4,000      3,997,861
   Unsec. Disc. Notes (b)                                                    0.50%  01/14/09       4,226      4,223,417
   Unsec. Disc. Notes (b)                                                    2.40%  01/21/09      10,000      9,966,000
   Unsec. Disc. Notes (b)                                                    0.78%  01/22/09      10,000      9,988,733
   Unsec. Disc. Notes (b)                                                    0.55%  01/23/09      10,000      9,991,903
   Unsec. Disc. Notes (b)                                                    1.20%  01/26/09       6,000      5,988,800
   Unsec. Disc. Notes (b)                                                    0.60%  01/28/09      10,000      9,990,333
   Unsec. Disc. Notes (b)                                                    1.20%  03/13/09       3,000      2,989,800
   Unsec. Floating Rate Bonds (a)                                            0.79%  12/12/08      20,000     20,000,000
   Unsec. Floating Rate Global Bonds (a)                                     0.77%  02/19/09      20,000     20,000,000
   Unsec. Floating Rate Global Bonds (a)                                     2.82%  09/10/09      10,000     10,000,000
   Unsec. Floating Rate Global Bonds (a)                                     1.35%  12/28/09      10,000      9,996,884
-----------------------------------------------------------------------------------------------------------------------
                                                                                                            250,172,106
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.86%
   (Cost $315,155,413) (c)                                                                                  315,155,413
OTHER ASSETS LESS LIABILITIES-0.14%                                                                             432,437
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                                                         $315,587,850
-----------------------------------------------------------------------------------------------------------------------

Investment Abbreviations:

Disc.  -- Discounted
Unsec. -- Unsecured

Notes to Schedule of Investments:

(a) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2008.

(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO
SCHEDULE OF INVESTMENTS
November 30, 2008
(Unaudited)

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.30%

ALABAMA-1.41%
   Gardendale (City of) (Ascot Place Apartments); Series 2002 A, Ref.
      VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)                  1.20%  10/01/32   $   2,112   $    2,112,000
   Gardendale (City of) (Forest Ridge Apartments); Series 2002 B, Ref.
      VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)                  1.20%  10/01/32       3,783        3,783,000
   Greater Montgomery Educational Building Authority (The Saint James
      School); Series 2003-A, VRD RB (LOC-Regions Bank) (a)(b)               1.53%  06/01/23       3,940        3,940,000
   Gulf Shores (City of) Medical Clinic Board
      (Colonial Pinnacle MOB, LLC); Series 2007, VRD RB
      (LOC-Regions Bank) (a)(b)                                              1.53%  07/01/34       3,700        3,700,000
   Huntsville (City of); Series 2002 G, VRD Unlimited Tax GO Wts.
      (LOC-Regions Bank) (a)(b)                                              1.53%  07/01/22       1,420        1,420,000
   Infirmary Health System Special Care Facilities Financing Authority
      of Mobile (Infirmary Health System, Inc.); Series 2000 A, VRD RB
      (LOC-Regions Bank) (a)(b)                                              1.43%  01/01/25       8,500        8,500,000
   Mobile (City of) Downtown Redevelopment Authority
      (Lafayette Plaza Hotel); Series 2007 A, VRD RB
      (LOC-Regions Bank) (a)(b)                                              1.53%  05/01/32       6,360        6,360,000
   Stevenson (City of) Industrial Development Board (The Mead Corp.);
      Series 1986, Ref. VRD Environmental Improvement RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 1.00%  11/01/16       5,740        5,740,000
   Tuscaloosa (City of) Health Care Authority (Pine Valley, LLC);
      Series 2004, Ref. VRD Retirement Center RB
      (LOC-Royal Bank of Canada) (a)(b)(c)                                   1.13%  09/01/14       2,495        2,495,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               38,050,000
-------------------------------------------------------------------------------------------------------------------------
ALASKA-0.20%
   Wachovia MERLOTs (Alaska (State of) Housing Finance Corp.);
      Series 1999 D, VRD RB (a)(d)(e)                                        1.35%  06/01/49       5,400        5,400,000
-------------------------------------------------------------------------------------------------------------------------
ARIZONA-0.93%
   Casa Grande (City of) Industrial Development Authority
      (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.08%  06/15/31       2,010        2,010,000
   Casa Grande (City of) Industrial Development Authority
      (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.08%  06/15/31       1,885        1,885,000
   Maricopa (County of) Industrial Development Authority
      (Gran Victoria Housing, LLC); Series 2000 A, VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.00%  04/15/30       4,575        4,575,000
   Phoenix (City of) Industrial Development Authority
      (Del Mar Terrace Apartments); Series1999 A, Ref. VRD MFH RB
      (CEP-Federal Home Loan Mortgage Corp.) (a)                             1.10%  10/01/29       9,300        9,300,000
   Phoenix (City of) Industrial Development Authority
      (Lynwood Apartments); Series 1994, Ref. VRD MFH RB
      (CEP-Federal Home Loan Bank of San Francisco) (a)                      0.96%  10/01/25       5,460        5,460,000
   Tucson (City of) Industrial Development Authority
      (La Entrada Apartments); Series 2001, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.00%  07/15/31       1,750        1,750,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               24,980,000
-------------------------------------------------------------------------------------------------------------------------
COLORADO-4.20%
   Adams (County of) (Hunters Cove); Series 1985 A, VRD MFH RB
      (CEP-Federal Home Loan Mortgage Corp.) (a)(d)                          0.90%  01/15/14       2,550        2,550,000
   Broomfield Village Metropolitan District No. 2; Series 2003 A, Ref.
      VRD Special RB (LOC-Banco Bilbao Vizcaya Argentaria, S.A.)
      (a)(b)(c)                                                              1.28%  07/01/32       1,700        1,700,000
   Colorado (State of) Educational & Cultural Facilities Authority
      (Bethany Lutheran School); Series 2008, VRD RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           0.90%  11/01/38       3,650        3,650,000
   Colorado (State of) Educational & Cultural Facilities Authority
      (Lutheran Church Extension Fund-Missouri Synod Loan Program);
      Series 2008, VRD RB (LOC-Bank of America, N.A.) (a)(b)                 1.30%  05/15/38       7,300        7,300,000
   Colorado (State of) Educational & Cultural Facilities Authority
      (Southeastern Baptist Theological Seminary); Series 2005, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.95%  03/01/25       8,275        8,275,000
   Colorado (State of) Educational & Cultural Facilities Authority
      (The Presentation School, Inc.); Series 2006, VRD RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           1.00%  12/01/36       7,250        7,250,000
   Colorado (State of) Educational & Cultural Facilities Authority
      (Wesleyan Christian Academy); Series 2007, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.95%  05/01/32       8,145        8,145,000
   Colorado (State of) Health Facilities Authority (Adventist Health
      System/Sunbelt Obligated Group); Series 2004 B, VRD Hospital RB
      (LOC-SunTrust Bank) (a)(b)                                             0.90%  11/15/34      10,020       10,020,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
COLORADO-(CONTINUED)
   Colorado (State of) Health Facilities Authority (Arapahoe House);
      Series 2004 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (a)(b)              1.10%  04/01/24   $   1,200   $    1,200,000
   Colorado (State of) Health Facilities Authority
      (Bethesda Living Centers); Series 1999, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     0.90%  08/15/30       7,650        7,650,000
   Colorado (State of) Health Facilities Authority
      (Colorado West Regional Mental Health, Inc.); Series 2005,
      VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                          0.86%  03/01/30       3,585        3,585,000
   Colorado (State of) Health Facilities Authority
      (Covenant Retirement Communities, Inc.); Series 1999 A, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     0.90%  12/01/29       2,620        2,620,000
   Colorado (State of) Health Facilities Authority (Crossroads);
      Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                     1.05%  11/01/28       2,500        2,500,000
   Colorado (State of) Housing & Finance Authority (Loretto Heights);
      Series 1996 F, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        0.90%  10/15/16       3,650        3,650,000
   Cornerstar Metropolitan District; Series 2007, VRD Special RB
      (LOC-Banco Bilbao Vizcaya Argentaria, S.A.) (a)(b)(c)                  1.03%  12/01/37       9,200        9,200,000
   Eaglebend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH
      Project RB (LOC-U.S. Bank, N.A.) (a)(b)                                1.03%  07/01/21       4,880        4,880,000
   Lowry Economic Redevelopment Authority; Series 2008 A, Ref. VRD RB
      (LOC-Banco Bilbao Vizcaya Argentaria, S.A.) (a)(b)(c)                  1.05%  12/01/20       5,000        5,000,000
   Park 70 Metropolitan District; Series 2008, VRD Limited Tax
      Convertible to Unlimited Tax GO (LOC-U.S. Bank, N.A.) (a)(b)           1.80%  12/01/37       4,050        4,050,000
   Pueblo (County of) (El Pueblo Boys' and Girls' Ranch, Inc.);
      Series 2003, VRD RB (LOC-U.S. Bank, N.A.) (a)(b)                       1.05%  12/01/23       1,225        1,225,000
   Southglenn Metropolitan District; Series 2007, VRD Special RB
      (LOC-BNP Paribas) (a)(b)(c)                                            1.08%  12/01/30      12,950       12,950,000
   Triview Metropolitan District; Series 2006 A, Ref. VRD Improvement
      Unlimited Tax GO (LOC-Banco Bilbao Vizcaya Argentaria, S.A.)
      (a)(b)(c)                                                              1.08%  11/01/23       5,640        5,640,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              113,040,000
-------------------------------------------------------------------------------------------------------------------------
CONNECTICUT-0.09%
   Connecticut (State of) Development Authority
      (Central Vermont Public Service Corp.); Series 1985, VRD PCR
      (LOC-RBS Citizens N.A.) (a)(b)                                         2.00%  12/01/15       1,400        1,400,000
   Connecticut (State of) Health & Educational Facilities Authority
      (Trinity College); Series 2008 L, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 1.00%  07/01/34       1,000        1,000,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                2,400,000
-------------------------------------------------------------------------------------------------------------------------
DELAWARE-1.26%
   Delaware (State of) Economic Development Authority (Hospital
      Billing & Collection Service, Ltd.); Series 1985 A, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.97%  12/01/15      19,025       19,025,000
   Wilmington (City of) (Delaware Art Museum, Inc.); Series 2003,
      VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                                2.90%  10/01/37      14,800       14,800,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               33,825,000
-------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA-0.80%
   District of Columbia (Hogar Hispano, Inc.); Series 2005, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     0.95%  03/01/30      12,515       12,515,000
   Wachovia MERLOTs (District of Columbia); Series 2004 B-13, VRD
      Unlimited Tax GO (a)(d)(e)                                             1.35%  06/01/22       9,135        9,135,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               21,650,000
-------------------------------------------------------------------------------------------------------------------------
FLORIDA-6.43%
   Alachua (County of) Health Facilities Authority
      (Oak Hammock at the University of Florida); Series 2002 A, VRD
      Continuing Care Retirement Community RB (LOC-HBOS PLC) (a)(b)(c)       1.20%  10/01/32       3,200        3,200,000
   Bay Medical Center Board of Trustees; Series 2007 A, Ref. VRD
      Hospital RB (LOC-Regions Bank) (a)(b)                                  3.25%  10/01/27      10,525       10,525,000
   Brevard (County of) Health Facilities Authority
      (Wuesthoff Health Systems, Inc.); Series 2004, VRD RB
      (LOC-SunTrust Bank) (a)(b)                                             1.00%  01/01/34      14,200       14,200,000
   Broward (County of) Housing Finance Authority
      (Reflections Apartments); Series 1999, Ref. VRD MFH RB
      (CEP-Federal Home Loan Mortgage Corp.) (a)                             1.05%  12/01/29       4,255        4,255,000
   Eagle Tax-Exempt Trust (South Florida Water Management District);
      Series 2006-0136 A, VRD COP (a)(d)(e)                                  1.44%  10/01/36      19,730       19,730,000
   Florida (State of) Housing Finance Agency (Lakeside South); Series
      1985 B, VRD MFH RB (CEP-Federal National Mortgage Association)
      (a)                                                                    1.05%  08/01/11       1,200        1,200,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
FLORIDA-(CONTINUED)
   Florida (State of) Housing Finance Corp. (Tuscany Pointe
      Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB
      (CEP-Federal National Mortgage Association) (a)                        1.05%  11/15/35   $  11,090   $   11,090,000
   Halifax Hospital Medical Center (Florida Health Care Plan, Inc.);
      Series 1998, VRD Health Care Facilities RB (LOC-Bank of America,
      N.A.) (a)(b)                                                           1.01%  12/01/13       3,735        3,735,000
   Highlands (County of) Health Facilities Authority (Adventist Health
      System/Sunbelt Obligated Group);
      Series 2003 A, VRD Hospital RB (LOC-SunTrust Bank) (a)(b)              1.90%  11/15/32       5,300        5,300,000
      Series 2004 A, VRD Hospital RB (LOC-SunTrust Bank) (a)(b)              1.00%  11/15/34       5,000        5,000,000
      Series 2006 B-2, Ref. VRD Hospital RB (LOC-SunTrust Bank) (a)(b)       1.03%  11/15/30       7,000        7,000,000
      Series 2006 B-3, Ref. VRD Hospital RB (LOC-SunTrust Bank) (a)(b)       1.00%  11/15/31       5,000        5,000,000
   Jacksonville (City of) Health Facilities Authority (University of
      Florida Jacksonville Physicians, Inc.); Series 2002, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     1.00%  06/01/22       8,545        8,545,000
   Jacksonville (City of) Housing Finance Authority
      (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.05%  07/15/33       3,830        3,830,000
   Leesburg (City of) (The Villages Regional Hospital); Series 2006,
      VRD Hospital RB (LOC-Bank of Nova Scotia) (a)(b)(c)                    1.03%  07/01/36      10,000       10,000,000
   Orange (County of) Health Facilities Authority
      (Orlando Regional Healthcare System); Series 2008 F,
      VRD Hospital RB (LOC-SunTrust Bank) (a)(b)                             0.90%  10/01/26       5,800        5,800,000
   Orange (County of) Housing Finance Authority (Palm Key Apartments);
      Series 1997 C, Ref. VRD MFH RB
      (CEP-Federal Home Loan Mortgage Corp.) (a)                             1.05%  07/01/32       6,500        6,500,000
   Orange (County of) Industrial Development Authority
      (Christian Prison Ministry, Inc.); Series 2005, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.95%  11/01/30       5,310        5,310,000
   Palm Beach (County of) Housing Finance Authority
      (Emerald Bay Club Apartments); Series 2004, Ref. VRD MFH RB
      (LOC-Wachovia Bank, N.A.) (a)(b)                                       2.50%  06/01/30       4,500        4,500,000
   Pinellas (County of) Industrial Development Authority
      (Neighborly Care Network, Inc.); Series 2008, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.95%  08/01/28       2,900        2,900,000
   St. Johns (County of) Industrial Development Authority
      (Flagler Hospital, Inc.); Series 1996 A, VRD Hospital RB
      (LOC-SunTrust Bank) (a)(b)                                             1.00%  12/15/26      10,000       10,000,000
   University Athletic Association, Inc.; Series 2001, VRD Athletic
      Program RB (LOC-SunTrust Bank) (a)(b)                                  0.95%  10/01/31       9,695        9,695,000
   University of North Florida Foundation, Inc.; Series 1998, VRD
      Parking System RB (LOC-Wachovia Bank, N.A.) (a)(b)                     1.00%  05/01/28       2,300        2,300,000
   Volusia (County of) Housing Finance Authority
      (The Anatole Apartments); Series 2002, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.05%  10/15/32       1,400        1,400,000
   West Orange Healthcare District; Series 1999 B, VRD RB
      (LOC-SunTrust Bank) (a)(b)                                             1.12%  02/01/22      12,200       12,200,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              173,215,000
-------------------------------------------------------------------------------------------------------------------------
GEORGIA-3.26%
   Atlanta (City of); Series 1999 A, Water & Wastewater RB (f)(g)(h)         5.00%  05/01/09       1,000        1,021,630
   Augusta (City of) Housing Authority (Westbury Creek Apartments);
      Series 2003 A, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.05%  05/15/33       1,595        1,595,000
   Bibb (County of) Development Authority (First Presbyterian Day
      School, Inc.); Series 1999, VRD RB (LOC-SunTrust Bank) (a)(b)          1.00%  05/01/19       5,045        5,045,000
   Cobb (County of) Kennestone Hospital Authority (WellStar Health
      System, Inc.); Series 2005 A, VRD RAC (LOC-SunTrust Bank) (a)(b)       1.18%  04/01/40      20,000       20,000,000
   Cobb (County of) Development Authority (YMCA of Cobb County,
      Georgia, Inc.); Series 1998, VRD RB (LOC-SunTrust Bank)
      (a)(b)(d)                                                              0.95%  06/01/19       5,200        5,200,000
   DeKalb (County of) Housing Authority (Clairmont Crest);
      Series 1995, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        0.85%  06/15/25       3,740        3,740,000
   Forsyth (County of) Development Authority (Pinecrest Academy Inc.);
      Series 2000, VRD RB (LOC-Branch Banking & Trust Co.) (a)(b)            0.95%  09/01/25       9,390        9,390,000
   Fulton (County of) Development Authority (King's Ridge Christian
      School); Series 2006, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.95%  05/01/26       7,000        7,000,000
   Fulton (County of) Development Authority
      (Mount Vernon Presbyterian School, Inc.); Series 2005, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.95%  08/01/35       4,300        4,300,000
   Fulton (County of) Development Authority
      (The Atlanta Academy, Inc.); Series 2008, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.95%  04/01/33       4,700        4,700,000
   Gordon (County of) Hospital Authority
      (Adventist Health System/Sunbelt Healthcare Corp.);
      Series 1997 A, VRD RAC (LOC-SunTrust Bank) (a)(b)                      1.10%  11/15/27       1,070        1,070,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
GEORGIA-(CONTINUED)
   Marietta (City of) Housing Authority (Wood Knoll Apartments);
      Series 1994, Ref. VRD MFH RB
      (CEP-Federal Home Loan Mortgage Corp.) (a)                             1.15%  07/01/24   $   1,200   $    1,200,000
   Richmond (County of) Hospital Authority
      (University Health Services, Inc.); Series 2008, VRD RAC
      (LOC-SunTrust Bank) (a)(b)                                             1.00%  01/01/36      16,000       16,000,000
   Savannah (City of) Economic Development Authority
      (The Savannah Country Day School, Inc.); Series 2007, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.95%  05/01/32       5,400        5,400,000
   Smyrna (City of) Housing Authority
      (The Gardens of Post Village); Series 1996, VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.10%  06/01/25       2,000        2,000,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               87,661,630
-------------------------------------------------------------------------------------------------------------------------
IDAHO-1.18%
   Custer (County of) (Standard Oil Co.); Series 1983, VRD PCR (a)(c)        3.00%  10/01/09      20,500       20,500,000
   Idaho (State of) Health Facilities Authority
      (Pooled Financing Program); Series 1985, VRD ACES RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           0.80%  10/01/10       1,100        1,100,000
   Idaho (State of); Series 2008, Unlimited Tax TAN GO                       3.00%  06/30/09      10,000       10,072,691
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               31,672,691
-------------------------------------------------------------------------------------------------------------------------
ILLINOIS-8.41%
   Aurora (City of) Kane, DuPage, Will & Kendall (Counties of)
      (Aurora University); Series 2004, VRD Economic Development RB
      (LOC-Harris N.A.) (a)(b)                                               0.90%  03/01/35       7,450        7,450,000
   Channahon (Village of) (Morris Hospital); Series 2003 D, VRD RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           0.90%  12/01/32       2,775        2,775,000
   Chicago (City of); Series 2000, Second Lien VRD Water RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.65%  11/01/30       2,650        2,650,000
   Eagle Tax-Exempt Trust (Regional Transportation Authority);
      Series 2000-1303 A, VRD COP (a)(d)(e)                                  1.44%  07/01/23      19,000       19,000,000
   Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref.
      VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)                  1.08%  03/01/30      14,845       14,845,000
   Glenview (Village of); Series 2001, Unlimited Tax GO                      4.00%  12/01/08       1,000        1,000,000
   Illinois (State of) Development Finance Authority
      (Institute of Gas Technology); Series 1999, VRD IDR
      (LOC-Harris N.A.) (a)(b)                                               1.15%  09/01/24       1,700        1,700,000
   Illinois (State of) Development Finance Authority
      (Little City Foundation); Series 1994, VRD Special Facility RB
      (LOC-Bank of America, N.A.) (a)(b)                                     0.85%  02/01/19       4,595        4,595,000
   Illinois (State of) Development Finance Authority
      (St. Ignatius College Prep.); Series 2002, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.85%  06/01/32       1,500        1,500,000
   Illinois (State of) Development Finance Authority
      (Uhlich Children's Home); Series 2002, VRD IDR
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.90%  10/01/33       1,525        1,525,000
   Illinois (State of) Development Finance Authority
      (West Central Illinois Educational Telecommunications Corp.);
      Series 2002, VRD RB (LOC-Bank of America, N.A.) (a)(b)                 1.11%  09/01/32       3,460        3,460,000
   Illinois (State of) Educational Facilities Authority
      (Dominican University); Series 2000 B, VRD RB
      (LOC-Allied Irish Banks PLC) (a)(b)(c)                                 0.90%  10/01/30       6,725        6,725,000
   Illinois (State of) Educational Facilities Authority
      (Museum of Science & Industry); Series 1992, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.90%  10/01/26       9,050        9,050,000
   Illinois (State of) Finance Authority
      (Advocate Health Care Network);
      Series 2008 A-1, VRD RB (a)                                            1.90%  11/01/30       5,685        5,685,000
      Series 2008 A-2, VRD RB (a)                                            1.90%  11/01/30       4,750        4,750,000
      Series 2008 A-3, VRD RB (a)                                            1.90%  11/01/30       5,685        5,685,000
   Illinois (State of) Finance Authority
      (Jewish Charities Revenue Anticipation Note Program);
      Series 2008-2009 A, RN (LOC-Harris N.A.) (b)(d)                        1.25%  06/30/09       9,430        9,430,000
   Illinois (State of) Finance Authority
      (Joan W. & Irving B. Harris Theater for Music and Dance);
      Series 2005, VRD RB (LOC-Bank of America, N.A.) (a)(b)                 0.85%  03/01/40       2,800        2,800,000
   Illinois (State of) Finance Authority (Latin School of Chicago);
      Series 2005 A, Ref. VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.90%  08/01/28       2,010        2,010,000
   Illinois (State of) Finance Authority
      (Loyola University of Chicago Financing Program); Series 2008,
      Commercial Paper RN (LOC-JPMorgan Chase Bank, N.A.) (b)                1.50%  05/05/09      18,000       18,000,000
   Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility);
      Series 2007 B, VRD RB (LOC-Lloyds TSB Bank PLC) (a)(b)(c)              0.90%  11/01/42       7,870        7,870,000
   Illinois (State of) Health Facilities Authority
      (Evanston Hospital Corp.); Series 1990 A, RB                           3.00%  01/23/09      28,000       28,000,000
   Illinois (State of) Health Facilities Authority
      (Memorial Medical Center); Series 1985 C, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 1.03%  01/01/16       6,530        6,530,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO


                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
ILLINOIS-(CONTINUED)
   Illinois (State of) Health Facilities Authority
      (Peace Memorial Ministries); Series 2003 B, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     0.97%  08/15/33   $   9,155   $    9,155,000
   Illinois (State of) Health Facilities Authority
      (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.90%  08/01/15      16,500       16,500,000
   Illinois (State of) Health Facilities Authority
      (Swedish Covenant Hospital); Series 2003 B, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     0.70%  08/15/33       1,195        1,195,000
   Morton Grove (Village of) (Illinois Holocaust Museum and
      Educational Center); Series 2006, VRD Cultural Facility RB
      (LOC-Bank of America, N.A.) (a)(b)                                     1.20%  12/01/41       4,050        4,050,000
   Naperville (City of) (DuPage Children's Museum); Series 2000,
      VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                          0.90%  06/01/30       6,000        6,000,000
   Reset Option Ctfs. Trust II-R (Illinois (State of)); Series 12020,
      VRD Unlimited Tax GO (a)(d)(e)                                         1.44%  06/01/19       4,715        4,715,000
   Rochelle (City of) (Rochelle Community Hospital); Series 2004,
      VRD Hospital Facility RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)        0.90%  08/01/34       2,930        2,930,000
   University of Illinois Board of Trustees
      (UIC South Campus Development); Series 2008, Ref. VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.90%  01/15/22       9,500        9,500,000
   Wachovia MERLOTs (University of Illinois); Series 2000 S,
      VRD Auxiliary Facilities RB (a)(d)(e)                                  1.35%  04/01/30       5,195        5,195,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              226,275,000
-------------------------------------------------------------------------------------------------------------------------
INDIANA-2.95%
   Dearborn (County of) (Dearborn County Hospital); Series 2006,
      VRD Economic Development RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 2.04%  04/01/36       4,500        4,500,000
   Fort Wayne (City of) (University of Saint Francis); Series 2008,
      VRD Economic Development RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 1.01%  08/01/28       1,800        1,800,000
   Indiana (State of) Development Finance Authority
      (Indiana Historical Society, Inc.); Series 1997, VRD Educational
      Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)(d)                0.90%  08/01/31      14,900       14,900,000
   Indiana (State of) Development Finance Authority
      (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational
      Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                   0.90%  02/01/39       6,400        6,400,000
   Indiana (State of) Educational Facilities Authority
      (Marian College); Series 2003, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.90%  04/01/24       2,560        2,560,000
   Indiana (State of) Educational Facilities Authority
      (Wabash College); Series 2003, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.93%  12/01/23       3,850        3,850,000
   Indiana (State of) Finance Authority
      (Marion General Hospital, Inc.); Series 2008 A, VRD RB
      (LOC-Regions Bank) (a)(b)                                              2.00%  07/01/35      17,800       17,800,000
   Indiana (State of) Health Facility Financing Authority
      (Clark Memorial Hospital); Series 2004 A, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.90%  04/01/24       6,400        6,400,000
   Indiana (State of) Health Facility Financing Authority
      (Community Hospitals); Series 1997 A, VRD Hospital RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.90%  07/01/27       2,000        2,000,000
   Indiana (State of) Health Facility Financing Authority
      (Sisters of St. Francis Health Services, Inc.); Series 1999 A,
      Hospital RB (f)(g)(h)                                                  5.15%  05/01/09       4,500        4,601,064
   JPMorgan PUTTERs (Indiana University (Trustees of));
      Series 2008-2494, VRD Consolidated RB (a)(d)(e)                        1.03%  12/15/15       1,490        1,490,000
   Purdue University (Trustees of) (Purdue University Student
      Facilities System); Series 2003 A, RB                                  5.25%  07/01/09       4,360        4,450,433
   St. Joseph (County of) (Holy Cross Village at Notre Dame);
      Series 2006 D, VRD Economic Development RB
      (LOC-Allied Irish Banks PLC) (a)(b)(c)                                 0.95%  05/15/39       2,420        2,420,000
   Tippecanoe (County of) (Faith Properties Inc.); Series 2005,
      VRD RB (LOC-Regions Bank) (a)(b)                                       1.00%  11/01/30       6,290        6,290,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               79,461,497
-------------------------------------------------------------------------------------------------------------------------
IOWA-0.05%
   Iowa (State of) Finance Authority (Morningside College);
      Series 2002, VRD Private College Facility RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           1.05%  10/01/32       1,225        1,225,000
-------------------------------------------------------------------------------------------------------------------------
KANSAS-0.37%
   Reset Option Ctfs. Trust II-R (Wyandotte (County of) & Kansas City
      (City of) Unified Government); Series 12036, Ref. VRD Utility
      System RB (a)(d)(e)                                                    1.16%  09/01/21       5,000        5,000,000
   Shawnee (City of) (Shawnee Village Associates); Series 1984, VRD
      IDR (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                             0.95%  12/01/09       5,045        5,045,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               10,045,000
-------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
KENTUCKY-1.15%
   Ewing (City of) (Kentucky Area Development Districts Financing
      Trust); Series 2000, VRD Lease Acquisition Program RB
      (LOC-Wachovia Bank, N.A.) (a)(b)                                       1.15%  06/01/33   $   8,745   $    8,745,000
   Kentucky (State of) Economic Development Finance Authority
      (Retirement Housing Foundation Obligated Group - Colonial
      Heights); Series 2008 B, Ref. VRD RB
      (LOC-KBC Bank N.V.) (a)(b)(c)                                          0.90%  09/01/28       7,705        7,705,000
   Morehead (City of) (Kentucky League of Cities Funding Trust);
      Series 2004 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)       1.03%  06/01/34       1,102        1,101,500
   Newport (City of) (Kentucky League of Cities Funding Trust);
      Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)         1.03%  04/01/32       9,300        9,300,000
   Williamstown (City of) (Kentucky League of Cities Funding Trust);
      Series 2008 A, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (a)(b)       1.03%  07/01/38       4,000        4,000,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               30,851,500
-------------------------------------------------------------------------------------------------------------------------
LOUISIANA-1.16%
   Denham Springs (City of) Economic Development District
      (Bass Pro Shops); Series 2007 A, VRD Sales Tax Increment RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 1.03%  01/01/37       5,060        5,060,000
   Jefferson (Parish of) Hospital Service District No. 2
      (East Jefferson General Hospital); Series 2004, Ref. VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 1.40%  07/01/09       1,910        1,910,000
   Louisiana (State of) Public Facilities Authority
      (GCGK Investments, L.L.C.); Series 2006, VRD RB
      (LOC-Regions Bank) (a)(b)                                              1.48%  05/01/26       6,260        6,260,000
   St. James (Parish of) (NuStar Logistics, L.P.); Series 2008, VRD RB
      (LOC-SunTrust Bank) (a)(b)(d)                                          1.00%  06/01/38      13,000       13,000,000
   St. Tammany (Parish of) Development District
      (Slidell Development Co., LLC); Series 2008 A, VRD Gulf
      Opportunity Zone RB (LOC-Regions Bank) (a)(b)                          1.43%  05/01/38       5,000        5,000,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               31,230,000
-------------------------------------------------------------------------------------------------------------------------
MAINE-0.17%
   Maine (State of) Finance Authority (Kents Hill School);
      Series 2000, VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(c)             1.00%  07/01/30       2,300        2,300,000
      Series 2006, VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(c)             1.00%  01/01/36       2,400        2,400,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,700,000
-------------------------------------------------------------------------------------------------------------------------
MARYLAND-2.88%
   Baltimore (County of) (Blue Circle Inc.); Series 1992, Ref. VRD
      Economic Development RB (LOC-BNP Paribas) (a)(b)(c)                    0.90%  12/01/17       7,900        7,900,000
   Baltimore (County of);
      Series 2008, Consolidated Public Improvement Commercial
         Paper BAN                                                           1.57%  01/15/09       7,800        7,800,000
      Series 2008, Metropolitan District Commercial Paper BAN                1.57%  02/12/09      19,400       19,400,000
   Frederick (County of) (Buckingham's Choice Inc. Facility);
      Series 1997 C, VRD Retirement Community RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.95%  01/01/27       6,000        6,000,000
   Howard (County of) (Norbel School Inc.); Series 2001, VRD Economic
      Development RB (LOC-Branch Banking & Trust Co.) (a)(b)                 0.95%  02/01/28       4,785        4,785,000
   Maryland (State of) Economic Development Corp. (eMerge, Inc.);
      Series 2006 A, Ref. VRD RB (LOC-PNC Bank) (a)(b)                       0.78%  04/01/22       1,240        1,240,000
   Maryland (State of) Health & Higher Educational Facilities
      Authority (Odenton Christian School); Series 2008, VRD RB
      (LOC-PNC Bank, N.A.) (a)(b)                                            1.00%  07/01/33       3,590        3,590,000
   Maryland (State of) Health & Higher Educational Facilities
      Authority (Pickersgill, Inc.); Series 2005 B, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.90%  01/01/35       7,175        7,175,000
   Maryland (State of) Health & Higher Educational Facilities
      Authority (Sheppard Pratt Health System, Inc.); Series 2003 B,
      VRD RB (LOC-SunTrust Bank) (a)(b)                                      1.00%  07/01/28       5,000        5,000,000
   Maryland (State of) Industrial Development Financing Authority
      (Baltimore International College Facility); Series 2005, VRD
      Economic Development RB (LOC-Branch Banking & Trust Co.) (a)(b)        0.95%  11/01/30       4,600        4,600,000
   Montgomery (County of) (Sidwell Friends School Issuer);
      Series 2007, VRD RB (LOC-SunTrust Bank) (a)(b)                         1.00%  04/01/37      10,000       10,000,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               77,490,000
-------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS-4.43%
   Massachusetts (Commonwealth of); Series 2008 C, Limited Tax GO RAN        4.00%  05/29/09      18,000       18,156,700
   Massachusetts (State of) Development Finance Agency
      (Abby Kelley Foster Charter Public School); Series 2008, VRD RB
      (LOC-Toronto Dominion Bank) (a)(b)(c)                                  1.00%  09/01/38       4,900        4,900,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)
   Massachusetts (State of) Development Finance Agency
      (Brandon Residential Treatment Center, Inc.); Series 2003,
      VRD RB (LOC-Toronto Dominion Bank) (a)(b)(c)                           1.00%  04/01/28   $   6,090   $    6,090,000
   Massachusetts (State of) Development Finance Agency
      (Clark University); Series 2008, VRD RB
      (LOC-Toronto Dominion Bank) (a)(b)(c)                                  1.12%  10/01/38      10,000       10,000,000
   Massachusetts (State of) Development Finance Agency
      (Lasell College); Series 2006, VRD RB
      (LOC-RBS Citizens N.A.) (a)(b)                                         1.02%  07/01/36       4,700        4,700,000
   Massachusetts (State of) Development Finance Agency
      (MassDevelopment CP Program 5); Series 2007, Commercial Paper RN
      (LOC-Toronto Dominion Bank) (b)(c)                                     4.25%  12/11/08      19,500       19,500,000
   Massachusetts (State of) Health & Educational Facilities Authority
      (Community Health Center Capital Fund); Series 1995 A, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     1.00%  03/01/15       1,075        1,075,000
   Massachusetts (State of) Health & Educational Facilities Authority
      (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB
      (LOC-Toronto Dominion Bank) (a)(b)(c)                                  1.05%  07/01/38       5,000        5,000,000
   Massachusetts (State of) Health & Educational Facilities Authority
      (Harvard University); Series 2003 EE, Unsec. Commercial Paper RN       1.65%  12/05/08      29,900       29,900,000
   Massachusetts (State of) Health & Educational Facilities Authority
      (Hebrew Rehabilitation Center); Series 2007 D, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     1.00%  07/01/17      14,830       14,830,000
   Massachusetts (State of) Health & Educational Facilities Authority
      (Partners Healthcare System); Series 2008 H-1, Commercial Paper        1.53%  12/02/08       5,000        5,000,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              119,151,700
-------------------------------------------------------------------------------------------------------------------------
MICHIGAN-4.21%
   Boyne City (City of) Public Schools; Series 1999,
      Unlimited Tax GO (f)(g)(h)                                             5.75%  05/01/09       1,935        1,964,400
   Central Michigan University Board of Trustees; Series 2008 A,
      Ref. VRD General RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)             0.80%  10/01/32      25,995       25,995,000
   Livonia (City of) Economic Development Corp. (Madonna University);
      Series 2007, VRD Limited Obligation RB
      (LOC-RBS Citizens, N.A.) (a)(b)                                        1.07%  04/01/38      12,000       12,000,000
   Michigan (State of) Hospital Finance Authority (Oaklawn Hospital);
      Series 2006, Ref. VRD RB (LOC-Bank of America, N.A.) (a)(b)            1.07%  11/01/37      35,925       35,925,000
   Michigan (State of) Strategic Fund (Evangelical Homes of Michigan);
      Series 2008, VRD Limited Obligation RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.93%  05/01/37       9,800        9,800,000
   Oakland University Board of Trustees; Series 2008, Ref. VRD General
      RB (LOC-Allied Irish Banks PLC) (a)(b)(c)                              0.95%  03/01/31      10,880       10,880,000
   Wachovia MERLOTs (Detroit (City of)); Series 2000 D, Sr. Lien VRD
      Water Supply System RB (a)(d)(e)                                       1.35%  07/01/29      16,760       16,760,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              113,324,400
-------------------------------------------------------------------------------------------------------------------------
MINNESOTA-0.78%
   Mankato (City of) (Highland Hills of Mankato); Series 1997,
      Ref. VRD MFH RB (LOC-Bank of America, N.A.) (a)(b)                     1.23%  05/01/27       1,100        1,100,000
   Minnesota (State of) Higher Education Facilities Authority
      (Macalester College); Series 2003 Five-Q, VRD RB (a)                   1.00%  03/01/33       3,550        3,550,000
   Minnesota (State of) Higher Education Facilities Authority
      (University of St. Thomas); Series 2004 Five-Z, VRD RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           1.02%  10/01/29       7,200        7,200,000
   Minnesota (State of) Rural Water Finance Authority; Series 2008,
      Public Construction RN                                                 2.75%  06/01/09       6,500        6,522,278
   St. Paul (City of) Port Authority (Minnesota Public Radio);
      Series 2005-7, VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(c)           1.20%  05/01/25       2,500        2,500,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               20,872,278
-------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI-2.85%
   Flowood (City of) (Reflection Pointe Apartments); Series 2001,
      Ref. VRD MFH RB (CEP-Federal National Mortgage Association) (a)        1.05%  05/15/31       5,780        5,780,000
   Mississippi (State of) Business Finance Corp.
      (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB
      (LOC-Wachovia Bank, N.A.) (a)(b)                                       1.53%  04/01/37      12,935       12,935,000
   Mississippi (State of) Business Finance Corp.
      (DDR Gulfport Promenade LLC); Series 2007, VRD RB
      (LOC-Regions Bank) (a)(b)                                              1.43%  12/01/32       7,000        7,000,000
   Mississippi (State of) Business Finance Corp.
      (Gulf Ship, LLC); Series 2007, VRD RB (LOC-Regions Bank) (a)(b)        1.48%  06/01/27      14,250       14,250,000
   Mississippi (State of) Business Finance Corp.
      (Renaissance at Colony Park, LLC); Series 2008, VRD RB
      (LOC-Regions Bank) (a)(b)                                              1.43%  05/01/35      12,870       12,870,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI-(CONTINUED)
   Mississippi (State of) Business Finance Corp.
      (St. Andrews Episcopal Day School); Series 2003, VRD RB
      (LOC-Allied Irish Banks PLC) (a)(b)(c)                                 1.03%  07/01/25   $   3,405   $    3,405,000
   Mississippi (State of) Development Bank
      (Desoto County Convention Center Expansion & Refunding);
      Series 2008, VRD RB (LOC-Regions Bank) (a)(b)                          1.43%  11/01/28       7,200        7,200,000
   Mississippi (State of) Hospital Equipment & Facilities Authority
      (Grenada Lake Medical Center); Series 2007, VRD RB
      (LOC-Regions Bank) (a)(b)                                              1.43%  08/01/34      13,380       13,380,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               76,820,000
-------------------------------------------------------------------------------------------------------------------------
MISSOURI-2.98%
   Hannibal (City of) Industrial Development Authority
      (Hannibal Regional Hospital); Series 2007, VRD Health Facilities
      RB (LOC-Bank of America, N.A.) (a)(b)                                  1.11%  08/01/27       8,000        8,000,000
   Kansas City (City of) Industrial Development Authority
      (Bethesda Living Centers); Series 2001 A, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     0.90%  08/01/31       8,750        8,750,000
   Kansas City (City of) Industrial Development Authority
      (Gatehouse Apartments); Series 2001, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.00%  11/15/26       1,250        1,250,000
   Missouri (State of) Health & Educational Facilities Authority
      (Missouri Health System); Series 1999 B, VRD RB
      (LOC-KBC Bank N.V.) (a)(b)(c)                                          1.00%  08/01/29       6,255        6,255,000
   Missouri (State of) Health & Educational Facilities Authority
      (Southwest Baptist University); Series 2003, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     1.23%  10/01/33       2,700        2,700,000
   Missouri (State of) Health & Educational Facilities Authority
      (The Children's Mercy Hospital);  Series 2008 A, VRD RB
      (LOC-UBS AG) (a)(b)(c)                                                 1.05%  05/15/32       8,775        8,775,000
   North Kansas City (City of) (North Kansas City Hospital);
      Series 2008, VRD Hospital RB (LOC-Bank of America, N.A.) (a)(b)        1.23%  11/01/33       9,000        9,000,000
   St. Charles (County of) Industrial Development Authority
      (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.08%  04/15/27       5,600        5,600,000
   St. Louis (County of) Industrial Development Authority
      (Schnuck Markets, Inc. Kirkwood); Series 1985, VRD IDR
      (LOC-U.S. Bank, N.A.) (a)(b)(d)                                        1.20%  12/01/15       3,950        3,950,000
   St. Louis (County of) Industrial Development Authority
      (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.08%  04/15/27       9,170        9,170,000
   St. Louis (County of) Industrial Development Authority
      (Westport Station Apartments); Series 2006, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.08%  04/15/27       4,970        4,970,000
   St. Louis (County of) Industrial Development Authority
      (Whitfield School Inc.); Series 2004 B, Ref. VRD Educational
      Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)                             1.05%  06/15/24       1,920        1,920,000
   Wachovia MERLOTs (Kansas City (City of)); Series 2008 D295,
      VRD Unlimited Tax GO (a)(d)(e)                                         1.35%  02/01/27      10,000       10,000,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               80,340,000
-------------------------------------------------------------------------------------------------------------------------
NEBRASKA-0.19%
   Douglas (County of) Hospital Authority No. 2 (Children's Hospital
      Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           1.20%  08/15/32       5,000        5,000,000
-------------------------------------------------------------------------------------------------------------------------
NEVADA-0.28%
   Nevada (State of) Department of Business & Industry
      (Nevada Cancer Institute); Series 2003, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     0.95%  12/01/33       7,550        7,550,000
-------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE-1.81%
   New Hampshire (State of) Business Finance Authority
      (Alice Peck Day Health Systems Obligated Group); Series 2007 A,
      VRD RB (LOC-Toronto Dominion Bank) (a)(b)(c)                           0.93%  10/01/36       9,350        9,350,000
   New Hampshire (State of) Health & Education Facilities Authority
      (Child and Family Services of New Hampshire); Series 2007,
      VRD RB (LOC-RBS Citizens, N.A.) (a)(b)                                 1.05%  01/01/38       5,540        5,540,000
   New Hampshire (State of) Health & Education Facilities Authority
      (Crotched Mountain Rehabilitation Center); Series 2006, VRD RB
      (LOC-Allied Irish Banks PLC) (a)(b)(c)                                 1.04%  01/01/37       9,775        9,775,000
   New Hampshire (State of) Health & Education Facilities Authority
      (Proctor Academy); Series 2008, VRD RB
      (LOC-Allied Irish Banks PLC) (a)(b)(c)                                 1.04%  07/01/38       5,000        5,000,000
   New Hampshire (State of) Health & Education Facilities Authority
      (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB
      (LOC-Toronto Dominion Bank) (a)(b)(c)                                  1.05%  07/01/38       4,100        4,100,000
   New Hampshire (State of) Health & Educational Facilities Authority
      (River Woods Co. at Exeter, New Hampshire); Series 2008, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     0.90%  03/01/38      15,000       15,000,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               48,765,000
-------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
NEW MEXICO-0.26%
   New Mexico (State of) Hospital Equipment Loan Council
      (Dialysis Clinic, Inc.); Series 2000, VRD RB
      (LOC-SunTrust Bank) (a)(b)                                             1.18%  07/01/25   $   5,000   $    5,000,000
   New Mexico (State of); Series 2007, Unlimited Tax Capital
      Projects GO                                                            5.00%  03/01/09       2,010        2,024,731
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                7,024,731
-------------------------------------------------------------------------------------------------------------------------
NEW YORK-1.02%
   Broome (County of) Industrial Development Agency
      (Elizabeth Church Manor Nursing Home); Series 2003, VRD Civic
      Facility RB (LOC-Bank of New York) (a)(b)                              0.95%  02/01/29       3,095        3,095,000
   New York (City of); Series 2006 F-3, VRD Unlimited Tax GO
      (LOC-Royal Bank of Scotland) (a)(b)(c)                                 0.90%  09/01/35       2,300        2,300,000
   New York (State of) Thruway Authority
      (Highway & Bridge Trust Fund); Series 1999 B, RB (f)(g)(h)             5.00%  04/01/09       7,000        7,139,322
   Rensselaer (County of) Industrial Development Agency
      (RC Housing I, LLC); Series 2008 A, VRD Civic Facility RB
      (LOC-RBS Citizens, N.A.) (a)(b)                                        0.90%  06/01/38       3,000        3,000,000
   Reset Option Ctfs. Trust II-R (New York (State of) Thruway
      Authority); Series 12045, VRD RB (a)(d)(e)                             1.43%  01/01/32      12,000       12,000,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               27,534,322
-------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA-3.12%
   Charlotte (City of) Housing Authority (Oak Park Apartments);
      Series 2005, VRD MFH RB (LOC-Wachovia Bank, N.A.) (a)(b)               2.50%  09/01/35       7,625        7,625,000
   Charlotte (City of) Housing Authority (Stonehaven East Apartments);
      Series 2005, VRD MFH RB (LOC-Wachovia Bank, N.A.) (a)(b)               2.50%  09/01/35       9,195        9,195,000
   Durham (County of) Industrial Facilities & Pollution Control
      Financing Authority (Research Triangle Institute); Series 2007,
      VRD RB (LOC-SunTrust Bank) (a)(b)                                      1.03%  09/01/37      12,600       12,600,000
   North Carolina (State of) Capital Facilities Finance Agency
      (Barton College); Series 2004, VRD Educational Facilities RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.95%  07/01/19       4,440        4,440,000
   North Carolina (State of) Capital Facilities Finance Agency
      (Guilford College); Series 2005 B, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.95%  09/01/35       6,700        6,700,000
   North Carolina (State of) Capital Facilities Finance Agency
      (High Point University); Series 2008, VRD Educational
      Facilities RB (LOC-Branch Banking & Trust Co.) (a)(b)                  0.95%  05/01/30       4,500        4,500,000
   North Carolina (State of) Capital Facilities Finance Agency
      (The Hill Center); Series 2008, VRD Educational Facilities RB
      (LOC-SunTrust Bank) (a)(b)                                             1.05%  07/01/28       5,000        5,000,000
   North Carolina (State of) Capital Facilities Finance Agency
      (The Summit School, Inc.); Series 2008, VRD Educational
      Facilities RB (LOC-Branch Banking & Trust Co.) (a)(b)                  0.95%  06/01/33       5,200        5,200,000
   North Carolina (State of) Capital Facilities Finance Agency
      (Union Academy); Series 2007, VRD Educational Facilities RB
      (LOC-Wachovia Bank, N.A.) (a)(b)                                       1.00%  12/01/29       6,175        6,175,000
   North Carolina (State of) Educational Facilities Finance Agency
      (Cardinal Gibbons High School); Series 1999, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     0.97%  08/01/14       2,130        2,130,000
   North Carolina (State of) Medical Care Commission
      (Carolina Village); Series 2008 B, VRD Retirement Facilities
      First Mortgage RB (LOC-Wells Fargo Bank, N.A.) (a)(b)                  0.95%  10/01/14       4,000        4,000,000
   North Carolina (State of) Medical Care Commission
      (Deerfield Episcopal Retirement Community); Series 2008 B, VRD
      Health Care Facilities First Mortgage RB
      (LOC-Branch Banking &Trust Co.) (a)(b)                                 0.95%  11/01/14       5,000        5,000,000
   North Carolina (State of) Medical Care Commission
      (Westcare Health System Obligated Group); Series 2002 A,
      VRD Hospital RB (LOC-Branch Banking & Trust Co.) (a)(b)                0.95%  09/01/22       8,900        8,900,000
   Wake (County of); Series 2008, Unlimited Tax GO BAN                       3.50%  10/15/09       2,500        2,538,549
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               84,003,549
-------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA-0.30%
   Fargo (City of) (Case Oil Co.); Series 1984,
      VRD Commercial Development RB (LOC-U.S. Bank N.A.) (a)(b)              1.15%  12/01/14       2,240        2,240,000
   Grand Forks (City of) (The United Hospital Obligated Group);
      Series 1992 B, VRD Health Care Facilities RB
      (LOC-Bank of America, N.A.) (a)(b)                                     0.95%  12/01/16       5,940        5,940,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                8,180,000
-------------------------------------------------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
OHIO-3.18%
   Butler (County of) (CCAO Low Cost Capital Pooled Financing
      Program); Sr. Series 2005 A, VRD Capital Funding RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           1.02%  06/01/35   $   1,705   $    1,705,000
   Columbus (City of) Regional Airport Authority
      (OASBO Expanded Asset Pooled Financing Program);
      Sr. Series 2004 A, VRD Capital Funding RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           1.02%  03/01/34       3,970        3,970,000
      Sr. Series 2005, VRD Capital Funding RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           1.02%  07/01/35       2,525        2,525,000
   Franklin (County of) (The Chelsea at First Community Village);
      Series 2005, Ref. VRD Improvement Health Care Facilities RB
      (LOC-KBC Bank N.V.) (a)(b)(c)                                          0.89%  03/01/36       5,000        5,000,000
   Hamilton (County of) (Drake Center, Inc.); Series 1999 A,
      VRD Hospital Facilities RB (LOC-U.S. Bank, N.A.) (a)(b)                1.00%  06/01/19       5,700        5,700,000
   Lake (County of) (Lake Hospital System, Inc.); Series 2002,
      VRD Hospital Facilities RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 1.05%  12/01/32       8,930        8,930,000
   Lorain (County of) (EMH Regional Medical Center); Series 2008,
      Ref. VRD Hospital Facilities RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.95%  11/01/21       4,900        4,900,000
   Lorain (County of) Port Authority (St. Ignatius High School);
      Series 2008, VRD Educational Facilities RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           1.01%  08/02/38       2,250        2,250,000
   Lucas (County of) (ProMedica Healthcare System);
        Series 2008 A, VRD Hospital RB (LOC-UBS AG) (a)(b)(c)                1.15%  11/15/34      21,900       21,900,000
        Series 2008 B, VRD Hospital RB (LOC-UBS AG) (a)(b)(c)                1.15%  11/15/40      21,955       21,955,000
   Marion (County of) (Pooled Lease Program); Series 1990,
      VRD Hospital Improvement RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.96%  08/01/20       1,125        1,125,000
   Ohio (State of) (YMCA of Greater Cincinnati); Series 2001,
      VRD Economic Development RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.80%  11/01/21       4,710        4,710,000
   Toledo (City of); Series 2006, City Services Special
      Assessment Notes (LOC-State Street Bank & Trust Co.) (b)               1.04%  12/01/08       1,000        1,000,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               85,670,000
-------------------------------------------------------------------------------------------------------------------------
OKLAHOMA-1.77%
   Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge &
      Gardens at Reding Apartments); Series 2000, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        0.92%  07/15/30      17,345       17,345,000
   Oklahoma (State of) Development Finance Authority (Capitol Dome);
      Series 2001, VRD RB (LOC-Bank of America, N.A.) (a)(b)                 1.13%  06/01/11       1,360        1,360,000
   Oklahoma (State of) Development Finance Authority
      (Inverness Village); Series 2007 A, Ref. VRD Continuing Care
      Retirement Community RB (LOC-KBC Bank N.V.) (a)(b)(c)                  0.95%  01/01/42      10,000       10,000,000
   Oklahoma (State of) Water Resources Board;
      Series 1994 A, VRD State Loan Program RB (a)(g)                        1.65%  09/01/23      13,515       13,515,000
      Series 1995, VRD State Loan Program RB (a)                             1.65%  09/01/24       5,350        5,350,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               47,570,000
-------------------------------------------------------------------------------------------------------------------------
OREGON-0.70%
   Oregon (State of); Series 2008 A, Full Faith & Credit Unlimited Tax
      GO TAN                                                                 3.00%  06/30/09      10,000       10,073,850
   Portland (City of) (South Park Block); Series 1988 A, Ref. VRD MFH
      RB (LOC-Harris N.A.) (a)(b)                                            0.90%  12/01/11       8,750        8,750,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               18,823,850
-------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA-4.69%
   Allegheny (County of) Hospital Development Authority
      (UPMC Senior Communities, Inc.); Series 2003, VRD RB
      (CEP-Federal National Mortgage Association) (a)                        1.05%  07/15/28       1,900        1,900,000
   Berks (County of) Industrial Development Authority
      (CHF-Kutztown, LLC Project Servicing Kutztown University of
      Pennsylvania); Series 2007 A, VRD Student Housing RB
      (LOC-Citibank N.A.) (a)(b)                                             1.03%  07/01/37      10,075       10,075,000
   Butler (County of) Industrial Development Authority
      (Concordia Lutheran Ministries); Series 2004 A, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     0.90%  05/01/34       6,440        6,440,000
   Chester (County of) Industrial Development Authority
      (Archdiocese of Philadelphia); Series 2001, VRD RB
      (LOC-Wachovia Bank, N.A.) (a)(b)                                       1.75%  07/01/31      42,100       42,100,000
   Cumberland (County of) Municipal Authority
      (Asbury Pennsylvania Obligated Group); Series 2008, VRD RB
      (LOC-KBC Bank, N.V.) (a)(b)(c)                                         1.00%  01/01/43       4,700        4,700,000
   Delaware (County of) Authority (Dunwoody Village);
      Series 2006, VRD RB (LOC-RBS Citizens, N.A.) (a)(b)                    1.43%  04/01/30       1,050        1,050,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)
   Delaware (County of) Industrial Development Authority
      (PECO Energy Co.); Series 1999 A, Ref. VRD PCR
      (LOC-Wachovia Bank, N.A.) (a)(b)                                       1.00%  04/01/21   $   2,150   $    2,150,000
   Luzerne (County of) Industrial Development Authority
      (Methodist Homes for the Aging of the Wyoming Conference);
      Series 2003, VRD RB (LOC-Bank of New York) (a)(b)                      1.05%  02/01/29       2,900        2,900,000
   Montgomery (County of) Redevelopment Authority
      (Forge Gate Apartments); Series 2001 A, VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.07%  08/15/31       2,225        2,225,000
   Moon (Township of) Industrial Development Authority
      (Providence Point); Series 2007, VRD First Mortgage RB
      (LOC-HBOS PLC) (a)(b)(c)                                               1.55%  07/01/38      34,336       34,336,000
   New Castle Area School District; Series 2003 B,
      Unlimited Tax GO (f)(g)(h)                                             4.75%  03/01/09       2,400        2,417,864
   Pennsylvania (State of) Higher Educational Facilities Authority
      (Association of Independent Colleges & Universities of
      Pennsylvania Financing Program-Mount Aloysius College);
      Series 1998 C3, VRD RB (LOC-PNC Bank, N.A.) (a)(b)                     1.18%  11/01/18       1,000        1,000,000
   Pennsylvania (State of) Higher Educational Facilities Authority
      (Association of Independent Colleges & Universities of
      Pennsylvania Financing Program-Rosemont College); Series 2004 O,
      VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                                2.25%  11/01/34       5,500        5,500,000
   Philadelphia (City of) Industrial Development Authority
      (Pennsylvania School for the Deaf); Series 2002, VRD IDR
      (LOC-RBS Citizens N.A.) (a)(b)                                         1.02%  11/01/32       1,600        1,600,000
   State Public School Building Authority
      (North Hills School District); Series 2008, VRD RB
      (LOC-RBS Citizens N.A.) (a)(b)                                         1.00%  10/15/17       3,900        3,900,000
   Wilkinsburg (Borough of) Municipal Authority
      (The Monroeville Christian/Judea Foundation); Series 2006,
      VRD RB (LOC-RBS Citizens, N.A.) (a)(b)                                 0.98%  03/01/27       3,945        3,945,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              126,238,864
-------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND-0.23%
   Rhode Island (State of) Health & Educational Building Corp.
      (South County Hospital Healthcare System); Series 2003 B, Ref.
      VRD Hospital Financing RB (LOC-RBS Citizens, N.A.) (a)(b)              0.90%  09/15/33       6,200        6,200,000
-------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA-3.22%
   Charleston (County of) School District; Series 2008,
      Unlimited Tax GO                                                       4.00%  03/01/09      34,000       34,129,496
   Reset Option Ctfs. Trust II-R (South Carolina (State of)
      Public Service Authority); Series 12304, VRD RB (a)(d)(e)              1.45%  01/01/39       5,000        5,000,000
   South Carolina (State of) Educational Facilities Authority for
      Private Nonprofit Institutions of Higher Learning
      (Newberry College); Series 2008, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.95%  06/01/35       2,500        2,500,000
   South Carolina (State of) Housing Finance & Development Authority
      (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB
      (CEP-Federal National Mortgage Association) (a)                        1.05%  11/15/35       6,565        6,565,000
   South Carolina (State of) Jobs-Economic Development Authority
      (Carolina Children's Home); Series 2003, VRD RB
      (LOC-Branch Banking & Trust Co.) (a)(b)                                0.95%  03/01/23       1,800        1,800,000
   South Carolina (State of) Jobs-Economic Development Authority
      (Sisters of Charity Providence Hospitals); Series 2002, VRD
      Hospital RB (LOC-Wachovia Bank, N.A.) (a)(b)                           2.25%  11/01/32      36,670       36,670,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               86,664,496
-------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA-0.32%
   South Dakota (State of) Health & Educational Facilities Authority
      (Regional Health, Inc.); Series 2008, VRD RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           1.20%  09/01/27       8,500        8,500,000
-------------------------------------------------------------------------------------------------------------------------
TENNESSEE-4.51%
   Chattanooga (City of) Health, Educational & Housing Facility Board
      (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.05%  05/15/33       2,875        2,875,000
   Cookeville (City of) Regional Medical Center Authority;
      Series 2006, VRD RB (LOC-Regions Bank) (a)(b)(d)                       1.43%  03/01/36      40,550       40,550,000
   Jackson (City of) Health, Educational & Housing Facility Board
      (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.05%  10/15/32       3,420        3,420,000
   Knox (County of) Industrial Development Board
      (Cherokee Health Systems); Series 2006, VRD IDR
      (LOC-Regions Bank) (a)(b)                                              1.48%  06/01/26       5,900        5,900,000
   McMinn (County of) Industrial Development Board
      (Tennessee Wesleyan College); Series 2006, VRD RB
      (LOC-Regions Bank) (a)(b)                                              1.53%  11/01/36       4,750        4,750,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
TENNESSEE-(CONTINUED)
   Nashville (City of) & Davidson (County of) Metropolitan Government
      Industrial Development Board (Hickory Trace Apartments);
      Series 2003, Ref. VRD MFH RB
      (CEP-Federal Home Loan Mortgage Corp.) (a)                             1.05%  03/01/33   $   4,750   $    4,750,000
   Nashville (City of) & Davidson (County of) Metropolitan Government
      Industrial Development Board (Summit Apartments); Series 2006,
      Ref. VRD MFH RB (CEP-Federal National Mortgage Association) (a)        1.05%  07/15/36       5,400        5,400,000
   Nashville (City of) & Davidson (County of) Metropolitan Government
      Industrial Development Board (The Park at Hermitage);
      Series 2004, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.05%  02/15/34       1,945        1,945,000
   Shelby (County of) Health, Educational & Housing Facility Board
      (Memphis College of Art); Series 2003, VRD RB
      (LOC-Regions Bank) (a)(b)                                              1.53%  08/01/23       3,435        3,435,000
   Shelby (County of) Health, Educational & Housing Facility Board
      (Memphis University School); Series 2006, VRD RB
      (LOC-SunTrust Bank) (a)(b)                                             1.18%  07/01/26       3,645        3,645,000
   Shelby (County of) Health, Educational & Housing Facility Board
      (Southern College of Optometry); Series 2001, VRD RB
      (LOC-Allied Irish Banks PLC) (a)(b)(c)                                 1.03%  06/01/26       4,900        4,900,000
   Shelby (County of) Health, Educational & Housing Facility Board
      (St. Georges Independent School); Series 2007, VRD RB
      (LOC-Regions Bank) (a)(b)                                              1.43%  08/01/34      23,095       23,095,000
   Shelby (County of) Health, Educational & Housing Facility Board
      (Trezevant Manor); Series 2007 A, VRD RB
      (LOC-Bank of America, N.A.) (a)(b)                                     1.03%  09/01/39       7,225        7,225,000
   Springfield (City of) Health & Educational Facilities Board
      (NorthCrest Medical Center); Series 2008, Ref. VRD RB
      (LOC-Regions Bank) (a)(b)                                              1.43%  08/01/33       9,500        9,500,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              121,390,000
-------------------------------------------------------------------------------------------------------------------------
TEXAS-14.81%
   Aldine (City of) Independent School District; Series 2003,
      VRD School Building Unlimited Tax GO
      (CEP-Texas Permanent School Fund) (a)                                  2.00%  06/15/28      10,350       10,350,000
   Arlington (City of);
      Series 2005 A, GO Commercial Paper Notes                               1.25%  03/10/09      11,000       11,000,000
      Series 2005 A, GO Commercial Paper Notes                               2.80%  12/05/08      11,000       11,000,000
   Austin (City of) Housing Finance Corp. (Stassney Woods Apartments);
      Series 2004, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.05%  10/15/32       3,350        3,350,000
   Bexar (County of) Housing Finance Corp.
      (Mitchell Village Apartments); Series 2000 A-1, VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.05%  02/15/30       2,615        2,615,000
   Crawford (City of) Education Facilities Corp.
      (Prince of Peace Christian School);
      Series 2005, VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                   1.05%  07/01/28       5,500        5,500,000
      Series 2005, VRD RB (LOC-Wachovia Bank, N.A.) (a)(b)                   1.05%  05/01/30       5,375        5,375,000
   Cypress-Fairbanks Independent School District; Series 2008, TAN           3.00%  06/25/09       5,000        5,038,033
   Eagle Tax-Exempt Trust (Houston (City of));
      Series 2008-0033 A, VRD Water & Sewer System COP (a)(d)(e)             1.46%  12/01/30       8,910        8,910,000
      Series 2008-0042 A, VRD Utility System COP (a)(d)(e)                   1.16%  05/15/26       9,900        9,900,000
   Georgetown (City of) Health Facilities Development Corp.
      (Wesleyan Homes, Inc.); Series 2006, VRD Retirement
      Facilities RB (LOC-Regions Bank) (a)(b)                                1.45%  08/01/36       6,695        6,695,000
   Harris (County of) Health Facilities Development Corp.
      (Texas Children's Hospital); Series 2008-3, Ref.
      VRD Hospital RB (a)                                                    2.10%  10/01/41      24,865       24,865,000
   Harrison (County of) Health Facilities Development Corp.
      (Marshall Regional Medical Center); Series 2006, VRD Hospital RB
      (LOC-Regions Bank) (a)(b)                                              1.43%  04/01/26       9,328        9,328,000
   Hockley (County of) Industrial Development Corp. (Amoco Corp.);
      Series 1983, VRD PCR (a)(c)                                            1.60%  03/01/14      30,000       30,007,350
      Series 1985, VRD PCR (a)(c)                                            2.70%  11/01/19       9,000        9,000,000
   Mesquite (City of) Independent School District; Series 2003 A,
      VRD School Building Unlimited Tax GO
      (CEP-Texas Permanent School Fund) (a)                                  1.00%  08/01/29       9,670        9,670,000
   Morgan Stanley & Co. Inc. Trust Floater Ctfs.
      (North East Independent School District); Series 2006-1668,
      Ref. VRD Unlimited Tax GO (a)(d)(e)                                    1.03%  02/01/27      14,760       14,760,000
   Northwest Independent School District; Series 2006,
      VRD School Building Unlimited Tax GO
      (CEP-Texas Permanent School Fund) (a)                                  1.75%  02/15/31       8,525        8,525,000
   Red River Educational Finance Corp.
      (The Parish Day School of the Episcopal Church of the
      Transfiguration);
      Series 2001 A, VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(c)           1.00%  12/01/31       9,620        9,620,000
      Series 2008, VRD RB (LOC-Allied Irish Banks PLC) (a)(b)(c)             1.00%  12/01/32       5,160        5,160,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
TEXAS-(CONTINUED)
   Reset Option Ctfs. Trust II-R (Dallas (City of)); Series 12044,
      Ref. VRD Improvement Waterworks & Sewer System RB (a)(d)(e)            1.44%  10/01/35   $  22,290   $   22,290,000
   Reset Option Ctfs. Trust II-R (Houston (City of)); Series 12022,
      Sub. Lien VRD Airport System RB (a)(d)(e)                              1.64%  07/01/28      13,520       13,520,000
   Richardson (City of) Independent School District; Series 2008,
      School Building Unlimited Tax GO                                       4.00%  02/15/09       6,780        6,806,259
   San Antonio (City of); Series 2006, Limited Tax GO                        4.00%  02/01/09         965          967,967
   San Gabriel (City of) Health Facilities Development Corp.
      (YMCA of Greater Williamson County); Series 2005, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.90%  04/01/26       4,915        4,915,000
   Texas (State of) Department of Housing & Community Affairs
      (NHP Foundation-Asmara Affordable Housing Inc.); Series 2003,
      Ref. VRD MFH RB (CEP-Federal Home Loan Mortgage Corp.) (a)             0.90%  07/01/33       6,180        6,180,000
   Texas (State of) Public Finance Authority; Series 2002 A,
      GO Commercial Paper Notes                                              1.70%  12/04/08       6,500        6,500,000
   Texas (State of); Series 2008, TRAN                                       3.00%  08/28/09      41,500       41,917,664
   Texas A&M University System Board of Regents; Series 1999,
      Financing System RB (f)(g)(h)                                          5.55%  05/15/09       7,600        7,721,164
   Travis (County of) Housing Finance Corp.
      (Travis Station Apartments); Series 2004 A, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.05%  02/15/34       1,075        1,075,000
   University of Texas System Board of Regents
      (Revenue Financing System);
      Series 2002 A, Commercial Paper Notes                                  2.00%  12/04/08      21,000       21,000,000
      Series 2002 A, Commercial Paper Notes                                  2.00%  01/05/09      10,000       10,000,000
   Upper Trinity Regional Water District; Series 2008 A,
      Commercial Paper Regional Treated Water Supply System RN
      (LOC-Bank of America, N.A.) (b)                                        1.50%  05/06/09      15,550       15,550,000
   Wachovia MERLOTs (Comal (County of) Independent School District);
      Series 2008 K-10, VRD Unlimited Tax GO (a)(d)(e)                       1.35%  02/01/26      12,955       12,955,000
   Wachovia MERLOTs (Hays (County of) Consolidated Independent School
      District); Series 2008 D-32, Ref. VRD Unlimited Tax GO (a)(d)(e)       1.40%  08/15/26       7,930        7,930,000
   Wachovia MERLOTs (University of Texas System Board of Regents);
      Series 2003-B14, VRD RB (a)(d)(e)                                      1.35%  08/15/22       7,945        7,945,000
      Series 2007-C82, Ref. VRD RB (Acquired 09/05/07;
         Cost $10,685,000) (a)(d)(e)                                         2.30%  07/01/21      10,685       10,685,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                              398,626,437
-------------------------------------------------------------------------------------------------------------------------
VERMONT-0.53%
   Vermont (State of) Economic Development Authority
      (Wake Robin Corp.); Series 1999 B, Mortgage RB (f)(g)(h)               6.75%  03/01/09       5,720        5,889,600
   Vermont (State of) Educational & Health Building Financing Agency
      (Brattleboro Memorial Hospital); Series 2008 A, VRD RB
      (LOC-Toronto Dominion Bank) (a)(b)(c)                                  1.15%  10/01/28       1,900        1,900,000
   Vermont (State of) Educational & Health Buildings Financing Agency
      (Rutland Regional Medical Center); Series 2001 A,
      VRD Hospital RB (LOC-Toronto Dominion Bank) (a)(b)(c)                  1.15%  04/01/15       1,000        1,000,000
   Vermont (State of) Industrial Development Authority
      (Central Vermont Public Service Corp. - East Barnet);
      Series 1984, VRD Hydroelectric RB (LOC-RBS Citizens N.A.) (a)(b)       1.25%  12/01/13       5,600        5,600,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               14,389,600
-------------------------------------------------------------------------------------------------------------------------
VIRGINIA-2.23%
   Arlington (County of) Industrial Development Authority
      (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB
      (CEP-Federal Home Loan Mortgage Corp.) (a)                             1.05%  03/01/35       8,700        8,700,000
   Chesterfield (County of) Health Center Commission
      (Lucy Corr Village); Series 2008 B, VRD Residential Care
      Facility First Mortgage RB (LOC-Branch Banking &
      Trust Co.) (a)(b)                                                      0.95%  12/01/12       3,100        3,100,000
   Fairfax (County of) Industrial Development Authority
      (Inova Health System); Series 2008 C-1, Ref. Health Care RB (a)        1.60%  04/20/35      25,000       25,000,000
   Hanover (County of) Economic Development Authority
      (Bon Secours Health System, Inc.); Series 2008 D-1, Ref. VRD RB
      (LOC-Landesbank Baden-Wurttemberg) (a)(b)(c)                           1.05%  11/01/25       9,400        9,400,000
   Henrico (County of) Economic Development Authority
      (Bon Secours Health System, Inc.); Series 2008 D, Ref. VRD RB
      (LOC-Landesbank Baden-Wurttemberg) (a)(b)(c)                           1.05%  11/01/25      13,700       13,700,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               59,900,000
-------------------------------------------------------------------------------------------------------------------------
WASHINGTON-1.98%
   Lake Tapps Parkway Properties;
      Series 1999 A, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(b)             1.17%  12/01/19      12,000       12,000,000
      Series 1999 B, VRD Special RB (LOC-U.S. Bank, N.A.) (a)(b)             1.17%  12/01/19       3,100        3,100,000

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

                                                                                               PRINCIPAL
                                                                         INTEREST   MATURITY     AMOUNT
                                                                           RATE       DATE       (000)          VALUE
-------------------------------------------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)
   Reset Option Ctfs. Trust II-R (Seattle (City of));
      Series 11144, Ref. VRD Water System RB (a)(d)(e)                       1.23%  09/01/33   $   2,990   $    2,990,000
   Seattle (City of) Housing Authority (Bayview Manor);
      Series 1994 B, VRD Low Income Housing Assistance RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           1.05%  05/01/19       2,485        2,485,000
   Seattle (City of); Series 1999, Water System RB (f)(g)(h)                 5.38%  03/01/09      10,000       10,083,510
   Seattle (Port of) Industrial Development Corp.
      (Sysco Food Services of Seattle, Inc.);
      Series 1994, Ref. VRD RB (a)                                           0.95%  11/01/25       5,200        5,200,000
   University of Washington; Series 2006 C, Commercial Paper
      General RN                                                             1.50%  12/01/08       5,000        5,000,000
   Washington (State of) Housing Finance Commission
      (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.00%  09/15/20       5,165        5,165,000
   Washington (State of) Housing Finance Commission
      (Riverview Retirement Community); Series 1997, VRD Elderly
      Housing RB (LOC-U.S. Bank, N.A.) (a)(b)                                1.05%  07/01/22       1,760        1,760,000
   Washington (State of) Housing Finance Commission
      (Valley View Apartments); Series 2002, Ref. VRD MFH RB
      (CEP-Federal National Mortgage Association) (a)                        1.00%  09/15/20       2,880        2,880,000
   Washington (State of) Housing Finance Commission
      (YMCA of Columbia-Willamette); Series 1999, VRD Non-Profit RB
      (LOC-U.S. Bank, N.A.) (a)(b)                                           0.86%  08/01/24       2,600        2,600,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               53,263,510
-------------------------------------------------------------------------------------------------------------------------
WISCONSIN-0.78%
   Wisconsin (State of) Health & Educational Facilities Authority
      (Beloit Memorial Hospital, Inc.); Series 2006 B, VRD RB
      (LOC-JPMorgan Chase Bank, N.A) (a)(b)                                  1.23%  04/01/36       1,500        1,500,000
   Wisconsin (State of) Health & Educational Facilities Authority
      (Benevolent Corp. Cedar Community); Series 2007, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.90%  06/01/37       7,000        7,000,000
   Wisconsin (State of) Health & Educational Facilities Authority
      (Indian Community School of Milwaukee, Inc.); Series 2007,
      VRD RB (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                          0.90%  12/01/36      11,000       11,000,000
   Wisconsin (State of) Health & Educational Facilities Authority
      (Three Pillars Senior Living Communities); Series 2004 B, VRD RB
      (LOC-JPMorgan Chase Bank, N.A.) (a)(b)                                 0.95%  08/15/34       1,535        1,535,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                               21,035,000
-------------------------------------------------------------------------------------------------------------------------
WYOMING-0.22%
   Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR
      (LOC-Wells Fargo, N.A.) (a)(b)                                         0.95%  11/01/24       2,730        2,730,000
   Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR
      (LOC-Wells Fargo, N.A.) (a)(b)                                         0.95%  11/01/24       3,200        3,200,000
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                5,930,000
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS-98.30% (Cost $2,645,940,055) (i)(j)                                                       2,645,940,055
OTHER ASSETS LESS LIABILITIES-1.70%                                                                            45,727,678
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS-100.00%                                                                                         $2,691,667,733
-------------------------------------------------------------------------------------------------------------------------

Investment Abbreviations:

ACES    -- Adjustable Convertible Extendable Securities
BAN     -- Bond Anticipation Note
CEP     -- Credit Enhancement Provider
COP     -- Certificates of Participation
Ctfs.   -- Certificates
GO      -- General Obligation Bonds
IDR     -- Industrial Development Revenue Bonds
LOC     -- Letter of Credit
MERLOT  -- Municipal Exempt Receipts Liquidity Option Tender
MFH     -- Multi-Family Housing
PCR     -- Pollution Control Revenue Bonds
PUTTERs -- Putable Tax-Exempt Receipts
RAC     -- Revenue Anticipation Certificates
RB      -- Revenue Bonds
Ref.    -- Refunding
RN      -- Revenue Notes
Sr.     -- Senior
Sub.    -- Subordinated
TAN     -- Tax Anticipation Notes
TRAN    -- Tax and Revenue Anticipation Notes
Unsec.  -- Unsecured
VRD     -- Variable Rate Demand
Wts.    -- Warrants

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

TAX-FREE CASH RESERVE PORTFOLIO

Notes to Schedule of Investments:

(a) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2008.

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(c) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.

(d) Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2008 was $314,890,000, which represented 11.70% of the Fund's Net Assets.

(e) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds."), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(f) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(g)  Secured by an escrow fund of U.S. government obligations.

(h)  Advance refunded.

(i) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

Entities                                                              Percentage
--------------------------------------------------------------------------------
JPMorgan Chase Bank, N.A.                                                    9.0%
Regions Bank                                                                 8.5
Bank of America, N.A.                                                        7.8
SunTrust Bank                                                                6.9
Wachovia Bank, N.A.                                                          6.1
--------------------------------------------------------------------------------

(j)  Also represents cost for federal income tax purposes.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

SHORT-TERM INVESTMENTS TRUST

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

          Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

          The Funds may periodically participate in litigation related to Fund investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund's net asset value and, accordingly, they reduce each Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the advisor.

          The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. OTHER RISKS - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

          The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

          The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

SHORT-TERM INVESTMENTS TRUST

          Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund's investments in municipal securities.

          There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

E. REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund's pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2 -- SUPPLEMENTAL INFORMATION

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          Below is a summary of the tiered valuation input levels, as of the end of the reporting period, November 30, 2008. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                            INVESTMENTS IN SECURITIES INPUT LEVEL
                                    -----------------------------------------------------
FUND NAME                           Level 1       Level 2       Level 3        TOTAL
---------                           -------   ---------------   -------   ---------------
Liquid Assets Portfolio               $--     $17,743,747,726     $--     $17,743,747,726
STIC Prime Portfolio                   --       6,706,846,646      --       6,706,846,646
Treasury Portfolio                     --      24,737,576,895      --      24,737,576,895
Government & Agency Portfolio          --       8,286,717,471      --       8,286,717,471
Government TaxAdvantage Portfolio      --         315,155,413      --         315,155,413
Tax-Free Cash Reserve Portfolio        --       2,645,940,055      --       2,645,940,055

Item 2. Controls and Procedures.

     (a) As of December 16, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 16, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:     /s/ Karen Dunn Kelley
        -----------------------------------------------------------
        Karen Dunn Kelley
        Principal Executive Officer

Date:   January 29, 2009

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Karen Dunn Kelley
        -----------------------------------------------------------
        Karen Dunn Kelley
        Principal Executive Officer

Date:   January 29, 2009

By:     /s/ Sheri Morris
        -----------------------------------------------------------
        Sheri Morris
        Principal Financial Officer

Date:   January 29, 2009

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.